UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2021

Date of reporting period:  May 31, 2021

Item 1. Reports to Stockholders.

(a) [Insert full text of semi-annual or annual report here]

PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2021

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2020 through May 31, 2021, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the six months ended May 31, 2021, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-2.45%
PIA MBS Bond Fund	-0.64%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.17% and 0.17%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.36% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 29, 2022, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.19% and 0.23% of average daily net assets for the BBB Bond Fund and the MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
The PIA BBB Bond Fund returned -2.45% for the six-month period ended May 31, 2021 while the Bloomberg Barclays U.S. Credit Baa Bond Index returned -1.69%. The underperformance is primarily attributable to the Fund’s weighting in long-duration Treasury securities during the period, which significantly underperformed equivalent duration credit securities in the benchmark. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent around 210 different issuers. The Bloomberg Barclays U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg Barclays U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.

PIA MBS Bond Fund
The PIA MBS Bond Fund returned -0.64% for the six-month period ended May 31, 2021 while the Bloomberg Barclays U.S. MBS Fixed Rate Index returned -0.51%. The average 30-year mortgage rate, according to the Freddie Mac Primary Mortgage Market Survey, rose from 2.72% to 2.95% during the period. With higher rates, lower coupon mortgage-backed securities (“MBS”) underperformed higher coupon MBS and the Fund’s overweight in lower coupon MBS was the primary reason for the Fund’s underperformance. 15-year MBS outperformed 30-year MBS and the Fund’s underweight in 15-year MBS was a negative. The roll levels remained attractive for lower coupon MBS and the Fund’s selective use of them added value during the period.

PIA Funds

Bond Market in Review
The yields on 1-year and 2-year Treasuries decreased by 7 basis points (“bps”) and 1 bps, respectively, while yields on 3-year, 5-year, 10-year and 30-year Treasuries increased by 11, 44, 76 and 72 bps, respectively, from December 1, 2020 to May 31, 2021.  Credit spreads on BBB-rated bonds over Treasuries decreased during the period from 136 bps to 107 bps. Option adjusted spreads on fixed rate agency MBS decreased from 49 bps to 16 bps while their average life increased from 3.9 years to 5.6 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed securities, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2021. We look forward to reporting to you again with the annual report dated November 30, 2021.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg Barclays U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg Barclays U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Coupon is the annual interest payment that the bondholder receives from issue date until maturity.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2020 through May 31, 2021, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 6.87%, after fees and expenses, for the six months ended May 31, 2021, versus 4.17% for the Index.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The Fund outperformed the Index over the six months ended May 31, 2021.

The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection.  With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and significantly overweight Caa(s), the best performing cohorts.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.24% and 0.24%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by the Fund through at least March 29, 2022, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.24% of the Fund’s average daily net assets. The Net Expense is what the investor has paid.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2021
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/20 – 5/31/21).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – May 31, 2021 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/20	5/31/21	12/1/20 – 5/31/21*
PIA BBB Bond Fund
Actual	$1,000.00	$ 975.50	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	$0.71

PIA MBS Bond Fund
Actual	$1,000.00	$ 993.60	$1.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$1.16

PIA High Yield (MACS) Fund
Actual	$1,000.00	$1,068.70	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.06

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.14%, 0.23%, 0.21%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2021
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2021
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – May 31, 2021
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 0.2%
	United Airlines 2020-1, Pass
	Through Trust Class B
$485,250	4.875%, due 7/15/27	$511,581
Total Asset-Backed Securities
(cost $485,250)		511,581

CORPORATE BONDS 91.1%

Aerospace & Defense 2.7%
	Boeing Co.
2,450,000	5.15%, due 5/1/30	2,872,251
1,400,000	5.705%, due 5/1/40	1,747,613
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30	1,167,966
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27	1,108,125
1,000,000	4.35%, due 4/15/47	1,183,465
		8,079,420
Agricultural Chemicals 0.2%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30	732,895

Agriculture 0.2%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	663,036

Airlines 0.9%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24	2,029,154
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27	585,648
		2,614,802
Auto Parts 0.2%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	630,248

Autos 0.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	853,176
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27	511,250
	General Motors Co.
400,000	5.20%, due 4/1/45	478,076
		1,842,502
Banks 4.8%
	Barclays Bank Plc
1,000,000	4.836%, due 5/9/28	1,124,670
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27	1,947,083
540,000	5.30%, due 5/6/44	700,818
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26	1,102,417
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26	1,192,165
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	369,963
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26	907,871
	Natwest Group Plc
1,700,000	4.269% (3 Month LIBOR USD
	+ 1.762%), due 3/22/25 (h)	1,855,952
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25	755,173
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%),
	due 3/15/25 (h)	2,014,585
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29	2,077,136
		14,047,833
Beverages 0.6%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30	725,802
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30	1,065,505
		1,791,307

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Biotechnology 1.9%
	Amgen, Inc.
$1,000,000	2.20%, due 2/21/27	$1,041,893
1,006,000	4.663%, due 6/15/51	1,244,826
	Biogen, Inc.
700,000	2.25%, due 5/1/30	691,338
	Gilead Sciences, Inc.
2,200,000	1.65%, due 10/1/30	2,087,916
500,000	2.60%, due 10/1/40	466,101
		5,532,074
Broker 1.3%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,356,801
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,426,191
	Morgan Stanley
900,000	4.875%, due 11/1/22	955,814
		3,738,806
Brokerage Asset Managers Exchanges 0.4%
	Brightsphere Investment
	Group, Inc.
1,000,000	4.80%, due 7/27/26	1,086,352

Building Materials 0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31	244,600
	Masco Corp.
1,000,000	2.00%, due 10/1/30	964,057
		1,208,657
Cable & Satellite 1.0%
	Charter Communications
	Operating LLC / Charter
	Communications Operating Capital
1,000,000	2.80%, due 4/1/31	998,857
1,000,000	2.30%, due 2/1/32	940,717
1,000,000	3.90%, due 6/1/52	967,131
		2,906,705
Cellular Telecom 2.0%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30	1,754,824
2,600,000	2.25%, due 11/15/31	2,509,390
	Vodafone Group Plc
1,400,000	4.375%, due 5/30/28	1,613,952
		5,878,166
Chemicals 0.4%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29	1,189,084

Chemicals – Diversified 0.4%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28	1,180,995

Commercial Finance 0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26	471,543

Commercial Services 1.1%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26	496,381
	PayPal Holdings, Inc.
1,100,000	2.30%, due 6/1/30	1,115,421
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30	1,547,539
		3,159,341
Communications Equipment 0.2%
	Harris Corp.
500,000	6.15%, due 12/15/40	695,863

Computers 0.4%
	Dell International LLC /
	EMC Corp.
500,000	6.20%, due 7/15/30 (c)	627,287
	HP, Inc.
500,000	3.40%, due 6/17/30	533,221
		1,160,508

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Construction Materials Manufacturing 0.2%
	Vulcan Materials Co.
$620,000	3.90%, due 4/1/27	$701,674

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	560,846

Consumer Products 0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	547,091

Diversified Banks 0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	1,103,782

Diversified Financial Services 3.1%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,000,000	4.50%, due 9/15/23	1,074,519
	Blackstone Secured
	Lending Fund
1,000,000	3.625%, due 1/15/26 (c)	1,061,787
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27	1,562,979
	GE Capital Funding LLC
500,000	4.05%, due 5/15/27	566,071
2,600,000	4.40%, due 5/15/30	2,994,464
	GE Capital International Funding
	Co. Unlimited Co.
800,000	4.418%, due 11/15/35	933,972
	Intercontinental Exchange, Inc.
1,000,000	1.85%, due 9/15/32	934,822
		9,128,614
Diversified Manufacturing Operations 0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29	594,952

E-Commerce & Products 0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31	500,158

Electric – Integrated 3.4%
	DTE Energy Co.
600,000	1.05%, due 6/1/25	599,608
	Duke Energy Corp.
950,000	2.45%, due 6/1/30	949,722
	Eversource Energy
500,000	2.55%, due 3/15/31	507,792
	Exelon Generation Co. LLC
2,000,000	3.25%, due 6/1/25	2,159,073
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30	657,062
	NextEra Energy Capital
	Holdings, Inc.
500,000	2.75%, due 5/1/25	532,699
400,000	2.25%, due 6/1/30	399,067
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50	4,332,640
		10,137,663
Electric Utilities 0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	580,506
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	506,245
		1,086,751
Electrical Equipment Manufacturing 0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26	817,592

Electronic Components and Semiconductors 1.1%
	Broadcom, Inc.
1,071,000	4.15%, due 11/15/30	1,174,300
1,500,000	3.419%, due 4/15/33 (c)	1,529,970
	NXP BV / NXP Funding LLC /
	NXP USA, Inc.
500,000	2.50%, due 5/11/31 (c)	504,842
		3,209,112
Electronic Instrumentation 0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31	211,543

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Electronics 0.2%
	Roper Technologies, Inc.
$650,000	1.40%, due 9/15/27	$638,764

Enterprise Software & Services 2.1%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26	1,707,768
1,700,000	2.875%, due 3/25/31	1,744,152
1,400,000	3.65%, due 3/25/41	1,430,125
1,350,000	3.95%, due 3/25/51	1,404,747
		6,286,792
Environmental Control 1.0%
	Republic Services, Inc.
3,000,000	0.875%, due 11/15/25	2,979,153

Exploration & Production 0.2%
	Apache Corp.
600,000	4.75%, due 4/15/43	593,946

Finance 0.3%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	939,272

Finance Companies 0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	1,075,833

Financial Services 0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	677,455
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	755,323
		1,432,778
Food 0.6%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,714,181

Food – Confectionery 0.6%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31	1,866,265

Food – Meat Products 0.2%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29	694,345

Food – Retail 0.3%
	Kroger Co.
1,000,000	2.20%, due 5/1/30	995,425

Food and Beverage 2.0%
	Anheuser-Busch InBev
	Worldwide, Inc.
1,500,000	4.00%, due 4/13/28	1,704,672
1,600,000	4.35%, due 6/1/40	1,832,778
2,100,000	4.50%, due 6/1/50	2,418,641
		5,956,091
Food Wholesale/Distribution 0.3%
	Sysco Corp.
700,000	5.95%, due 4/1/30	892,335

Gaming 0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29	524,690

General Industrial Machinery 0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30	1,045,535

Hand & Machine Tools 0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31	329,242

Hardware 0.4%
	Diamond 1 Finance Corp. /
	Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)	1,075,119

Health and Personal Care Stores 2.0%
	CVS Health Corp.
1,000,000	2.625%, due 8/15/24	1,062,829
620,000	3.875%, due 7/20/25	687,311
2,150,000	3.75%, due 4/1/30	2,385,530
500,000	5.125%, due 7/20/45	626,912

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Health and Personal
Care Stores 2.0% (continued)
	CVS Health Corp. (continued)
$1,000,000	5.05%, due 3/25/48	$1,242,631
		6,005,213
Health Care Facilities and Services 0.2%
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	688,342

Healthcare 0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29	363,033

Healthcare – Products 0.7%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30	570,995
	Danaher Corp.
1,000,000	2.60%, due 10/1/50	916,634
	Thermo Fisher Scientific, Inc.
600,000	4.497%, due 3/25/30	706,050
		2,193,679
Healthcare – Services 0.8%
	CommonSpirit Health
600,000	2.782%, due 10/1/30	614,285
	HCA, Inc.
1,000,000	4.125%, due 6/15/29	1,121,398
	Humana, Inc.
500,000	4.875%, due 4/1/30	596,910
		2,332,593
Healthcare REITs 0.6%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29	1,041,557
	Welltower, Inc.
700,000	2.75%, due 1/15/31	711,374
		1,752,931
Information Technology 0.3%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	799,712

Insurance 1.9%
	American International
	Group, Inc.
115,000	3.40%, due 6/30/30	124,399
100,000	6.25%, due 3/15/87 (f)	117,294
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25	1,050,954
600,000	4.65%, due 8/15/44	725,740
	Aon Corp.
600,000	2.80%, due 5/15/30	621,792
	AXA SA
500,000	8.60%, due 12/15/30	758,489
	Fairfax Financial Holdings Ltd.
1,000,000	3.375%, due 3/3/31 (c)	1,021,033
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	133,895
	Markel Corp.
20,000	4.90%, due 7/1/22	20,960
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)	1,093,598
		5,668,154
Integrated Oils 0.3%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	946,125

Life Insurance 0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	1,234,953

Machinery 0.3%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	926,727

Media 1.6%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30	1,070,511
	Fox Corp.
975,000	4.709%, due 1/25/29	1,132,036
	Time Warner Entertainment
	Company, LP
810,000	8.375%, due 7/15/33	1,210,892

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Media 1.6% (continued)
	Viacom Inc.
$700,000	3.875%, due 4/1/24	$757,298
610,000	4.375%, due 3/15/43	665,828
		4,836,565
Medical Equipment and
Supplies Manufacturing 0.7%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44	753,700
	Smith & Nephew Plc
1,400,000	2.032%, due 10/14/30	1,345,688
		2,099,388
Medical Products 0.4%
	Stryker Corp.
700,000	1.95%, due 6/15/30	679,894
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26	541,609
		1,221,503
Metals 0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	1,039,219

Metals and Mining 0.5%
	Newmont Corp.
66,000	3.70%, due 3/15/23	69,175
800,000	4.875%, due 3/15/42	988,117
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	531,351
		1,588,643
Nondepository Credit Intermediation 1.7%
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25	655,390
1,300,000	3.60%, due 6/21/30	1,393,737
3,000,000	2.35%, due 1/8/31	2,904,527
		4,953,654
Office Property REITs 0.4%
	Alexandria Real Estate
	Equities, Inc.
650,000	1.875%, due 2/1/33	601,715
	Boston Properties LP
675,000	3.25%, due 1/30/31	709,637
		1,311,352
Oil and Gas 3.5%
	Chevron USA, Inc.
533,000	3.90%, due 11/15/24	589,774
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31	512,450
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30	1,251,144
850,000	4.85%, due 8/15/42	1,021,932
	Hess Corp.
800,000	5.60%, due 2/15/41	968,119
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,604,814
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31	568,193
700,000	5.55%, due 6/1/45	866,939
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,111,188
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31	962,434
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	873,701
		10,330,688
Oil and Gas Extraction 0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	845,141

Oil and Gas Services and Equipment 0.4%
	Halliburton Co.
62,000	3.80%, due 11/15/25	68,772
1,000,000	2.92%, due 3/1/30	1,020,886
		1,089,658

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Oil Refining & Marketing 0.3%
	Phillips 66
$950,000	1.30%, due 2/15/26	$953,316

Packaging & Containers 0.5%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26 (c)	1,001,980
	WRKCo, Inc.
500,000	3.90%, due 6/1/28	560,371
		1,562,351
Paper 0.7%
	International Paper Co.
700,000	6.00%, due 11/15/41	958,080
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,148,997
		2,107,077
Petroleum and Coal
Products Manufacturing 0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51	518,303

Pharmaceuticals 4.3%
	AbbVie, Inc.
1,700,000	3.20%, due 11/21/29	1,826,188
2,200,000	4.55%, due 3/15/35	2,624,073
800,000	4.40%, due 11/6/42	931,866
268,000	4.75%, due 3/15/45	326,608
	AstraZeneca Plc
1,200,000	1.375%, due 8/6/30	1,127,927
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27	136,945
	Cigna Corp.
500,000	4.50%, due 2/25/26	572,145
1,600,000	2.40%, due 3/15/30	1,616,908
600,000	3.40%, due 3/15/50	600,955
	Shire Acquisitions Investments
	Ireland DAC
1,500,000	2.875%, due 9/23/23	1,575,677
	Viatris, Inc.
600,000	2.70%, due 6/22/30 (c)	599,323
	Zoetis, Inc.
600,000	2.00%, due 5/15/30	587,331
		12,525,946
Pipeline Transportation of Crude Oil 0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	531,116

Pipeline Transportation of Natural Gas 0.8%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31	997,831
	Williams Partners LP
800,000	3.90%, due 1/15/25	878,130
500,000	5.10%, due 9/15/45	592,399
		2,468,360
Pipelines 2.9%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,119,308
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29	1,057,920
	Energy Transfer LP
500,000	4.25%, due 4/1/24	541,948
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24	1,140,690
	MPLX LP
1,315,000	4.25%, due 12/1/27	1,489,875
	Oneok Partners LP
1,200,000	3.375%, due 10/1/22	1,237,458
	Plains All American Pipeline LP /
	PAA Finance Corp.
546,000	3.80%, due 9/15/30	575,687
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30	1,251,048
		8,413,934
Property & Casualty Insurance 1.4%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31	1,978,644
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26	1,591,547

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Property & Casualty
Insurance 1.4% (continued)
	Mercury General Corp.
$500,000	4.40%, due 3/15/27	$566,733
		4,136,924
Railroad 1.2%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	746,115
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	755,214
250,000	2.30%, due 5/15/31	250,534
	Union Pacific Corp.
1,000,000	2.40%, due 2/5/30	1,021,551
800,000	3.25%, due 2/5/50	800,453
		3,573,867
Real Estate 1.8%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	1,114,923
	Columbia Property Trust
	Operating Partnership, LP
1,000,000	3.65%, due 8/15/26	1,053,380
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	549,765
600,000	2.25%, due 1/15/31	580,625
	Essex Portfolio, LP
1,000,000	3.375%, due 4/15/26	1,086,797
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	906,568
		5,292,058
Real Estate Investment Trusts 0.2%
	Ventas Realty LP
500,000	3.75%, due 5/1/24	539,679

Refining & Marketing 0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	541,399

REITS – Diversified 0.2%
	Equinix, Inc.
500,000	1.55%, due 3/15/28	487,614

REITS – Health Care 0.3%
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33	979,854

REITS – Office Property 0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31	492,283

REITS – Warehouse/Industrial 0.3%
	Duke Realty L.P.
1,000,000	1.75%, due 2/1/31	944,524

Residential Building 0.7%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25	2,117,300

Restaurants 1.0%
	McDonald’s Corp.
1,100,000	3.50%, due 7/1/27	1,223,142
550,000	4.875%, due 12/9/45	686,069
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30	1,014,374
		2,923,585
Retail 0.9%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	216,067
	Lowe’s Cos, Inc.
1,000,000	4.50%, due 4/15/30	1,170,532
500,000	1.70%, due 10/15/30	473,953
	Macy’s Retail Holdings, Inc.
420,000	2.875%, due 2/15/23	423,150
	Tractor Supply Co.
500,000	1.75%, due 11/1/30	470,456
		2,754,158
Retail – Auto Parts 0.2%
	Genuine Parts Co.
500,000	1.875%, due 11/1/30	474,680

Retail – Drug Store 0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30	1,052,192

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Retail REITs 0.4%
	VEREIT Operating Partnership LP
$1,000,000	3.10%, due 12/15/29	$1,052,434

Software 0.7%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	724,078
600,000	3.85%, due 6/1/25	661,665
	VMware, Inc.
550,000	4.65%, due 5/15/27	632,025
		2,017,768
Software & Services 0.5%
	Equifax, Inc.
500,000	3.10%, due 5/15/30	528,941
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	799,437
		1,328,378
Telecommunications 2.6%
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)	1,329,772
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	511,271
	France Telecom SA
575,000	5.375%, due 1/13/42	762,707
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	475,023
	Juniper Networks, Inc.
3,000,000	2.00%, due 12/10/30	2,839,671
	Rogers Communication, Inc.
989,000	5.00%, due 3/15/44	1,196,712
	Telefonica Emisiones SA
475,000	7.045%, due 6/20/36	670,421
		7,785,577
Tobacco 1.4%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29	169,763
1,600,000	3.40%, due 5/6/30	1,672,323
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28	985,158
600,000	4.54%, due 8/15/47	602,712
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	667,583
		4,097,539
Transportation 1.4%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,973,459
	FedEx Corp.
1,000,000	4.25%, due 5/15/30	1,147,041
1,000,000	3.25%, due 5/15/41	997,332
		4,117,832
Transportation and Logistics 0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28	501,168

Travel & Lodging 0.2%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	646,477

Trucking & Leasing 0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31	1,220,048

Utilities 0.6%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	540,978
	Southern Co.
1,000,000	3.25%, due 7/1/26	1,087,654
		1,628,632
Waste and Environment Services
and Equipment 0.3%
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31	928,420

Water 0.2%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30	682,046

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount/
Shares		Value
Wireless 0.5%
	American Tower Corp.
$500,000	2.75%, due 1/15/27	$526,899
1,000,000	1.875%, due 10/15/30	951,426
		1,478,325
Wirelines 5.9%
	AT&T, Inc.
500,000	4.05%, due 12/15/23 (b)	544,776
1,400,000	2.30%, due 6/1/27	1,451,526
875,000	2.55%, due 12/1/33 (c)	846,942
1,700,000	3.10%, due 2/1/43	1,615,940
2,368,000	3.50%, due 9/15/53 (c)	2,255,742
1,196,000	3.55%, due 9/15/55 (c)	1,136,655
727,000	3.80%, due 12/1/57 (c)	719,783
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27	1,077,765
2,550,000	3.15%, due 3/22/30	2,716,347
500,000	2.55%, due 3/21/31	503,607
1,500,000	4.862%, due 8/21/46	1,867,342
2,000,000	3.55%, due 3/22/51	2,035,908
600,000	2.987%, due 10/30/56	536,909
		17,309,242
Total Corporate Bonds
(cost $258,765,902)		268,661,360

SOVEREIGN BONDS 5.3%
	Republic of Colombia
600,000	3.875%, due 4/25/27	637,242
600,000	3.125%, due 4/15/31	580,434
890,000	7.375%, due 9/18/37	1,158,335
	Republic of Indonesia
500,000	3.85%, due 10/15/30	556,353
	Republic of Italy
1,050,000	6.875%, due 9/27/23	1,198,016
	Republic of Panama
1,700,000	2.252%, due 9/29/32	1,640,517
750,000	6.70%, due 1/26/36	1,010,104
	Republic of Peru
1,050,000	6.55%, due 3/14/37	1,418,083
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	2,033,281
	Republic of Uruguay
139,828	8.00%, due 11/18/22	150,565
800,000	4.375%, due 1/23/31	931,620
	United Mexican States
1,300,000	4.50%, due 4/22/29	1,471,814
2,490,000	4.75%, due 3/8/44	2,720,910
Total Sovereign Bonds
(cost $15,012,144)		15,507,274

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 2.3%
	U.S. Treasury Bonds
3,020,000	1.25%, due 5/15/50	2,348,463
	U.S. Treasury Notes
4,900,000	0.625%, due 5/15/30	4,530,873
Total U.S. Government Agencies
& Instrumentalities
(cost $7,290,163)		6,879,336

MONEY MARKET FUND 0.1%
205,499	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	205,499
Total Money Market Fund
(cost $205,499)		205,499
Total Investments
(cost $281,758,958)	99.0%	291,765,050
Other Assets less Liabilities	1.0%	3,037,156
TOTAL NET ASSETS	100.0%	$294,802,206

(a)	Rate shown is the 7-day annualized yield as of May 31, 2021.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of May 31, 2021, and remains in effect until the bond’s maturity date.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2021, the value of these investments was $12,380,463 or 4.20% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of May 31, 2021, and remains in effect until  March 2037, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not called, until final maturity date.

(g)
Coupon rate shown is the rate in effect as of May 31, 2021, and remains in effect until December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2021.

Basis point – 1/100th of a percent.
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate

Country Allocation
Country	% of Net Assets
United States	84.0%
United Kingdom	3.8%
Canada	2.5%
Mexico	2.0%
Ireland	1.2%
Colombia	1.1%
Panama	0.9%
Netherlands	0.7%
Philippines	0.7%
France	0.5%
Peru	0.5%
Italy	0.4%
Guernsey	0.4%
Germany	0.4%
Uruguay	0.4%
Spain	0.2%
Indonesia	0.2%
Luxembourg	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2021
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 88.5%

Commercial Mortgage-Backed Securities 3.5%
	CF Hippolyta LLC
$1,431,568	1.69%, due 7/15/60, Series
	2020-1 Class A (b)	$1,461,126
	Cold Storage Trust
1,474,486	1.01% (1 Month LIBOR USD
	+ 0.900%), due 11/15/37, Series
	2020-ICE5 Class A (b) (e)	1,484,536
		2,945,662
U.S. Government Securities 85.0%
	FHLMC Pool
428,255	2.50%, due 12/1/31, #G18622	449,521
90,382	5.00%, due 10/1/38, #G04832	103,793
317,920	3.50%, due 5/1/42, #G08491	343,797
246,421	3.00%, due 8/1/43, #G08540	262,735
188,826	3.00%, due 8/1/43, #Q20559	201,088
515,179	4.00%, due 8/1/44, #G08601	563,058
385,639	3.00%, due 3/1/45, #G08631	405,940
593,900	3.00%, due 5/1/45, #G08640	627,359
383,967	3.00%, due 5/1/45, #Q33337	406,948
493,231	3.00%, due 1/1/47, #G08741	523,002
307,192	3.00%, due 1/1/47, #Q45636	324,856
219,262	4.50%, due 3/1/47, #G08754	239,654
292,548	3.50%, due 4/1/48, #Q55213	311,088
156,724	4.50%, due 5/1/48, #G08820	169,957
151,008	3.50%, due 9/1/48, #G08835	159,771
145,445	4.00%, due 2/1/49, #ZT1710	155,429
348,700	3.00%, due 4/1/49, #ZN5108	364,907
247,171	3.50%, due 7/1/49, #QA1057	261,103
249,005	3.50%, due 7/1/49, #SD8001	263,040
345,591	3.00%, due 10/1/49, #SD8016	361,486
	FNMA Pool
107,023	4.00%, due 5/1/26, #AH8174	113,900
503,071	2.50%, due 10/1/31, #BC9305	527,455
320,630	2.50%, due 11/1/31, #BD9466	335,917
132,326	3.50%, due 5/1/33, #BK5720	142,770
155,194	3.50%, due 5/1/33, #MA3364	166,930
325,789	4.00%, due 12/1/39, #AE0215	357,912
521,904	3.50%, due 7/1/43, #AB9774	564,151
637,039	3.00%, due 8/1/43, #AU3363	678,499
232,460	4.00%, due 9/1/44, #AS3392	254,057
142,618	3.00%, due 4/1/45, #AS4774	150,073
251,464	3.50%, due 4/1/45, #AY3376	269,953
93,267	3.00%, due 6/1/45, #AZ0171	98,144
789,705	3.00%, due 6/1/45, #AZ0504	836,777
74,481	3.00%, due 6/1/45, #AZ2754	77,915
233,531	3.50%, due 8/1/45, #AS5699	249,843
115,316	3.50%, due 9/1/45, #AS5722	123,368
355,538	3.00%, due 10/1/45, #AZ6877	376,851
623,257	3.50%, due 12/1/45, #BA2275	666,964
459,364	3.50%, due 12/1/45, #MA2471	493,389
281,810	3.50%, due 3/1/46, #MA2549	302,246
623,826	3.00%, due 7/1/46, #MA2670	656,817
371,661	3.00%, due 9/1/46, #AS7904	391,635
124,267	3.00%, due 4/1/47, #AS9448	130,983
232,238	3.00%, due 5/1/47, #AS9562	244,770
141,849	3.50%, due 8/1/47, #MA3087	150,487
281,882	3.50%, due 9/1/47, #MA3120	299,175
92,038	4.50%, due 11/1/47, #BJ1795	100,000
489,952	3.50%, due 3/1/48, #MA3305	519,565
545,613	4.50%, due 5/1/48, #BM4135	594,461
231,650	4.00%, due 6/1/48, #MA3384	248,212
300,518	4.00%, due 7/1/48, #MA3415	321,520
191,551	4.00%, due 8/1/48, #BK5416	205,021
203,609	4.00%, due 10/1/48, #MA3495	217,706
255,839	4.50%, due 10/1/48, #MA3496	276,674
251,879	4.50%, due 11/1/48, #MA3522	272,805
167,595	4.00%, due 1/1/49, #BN3956	179,252
171,792	3.50%, due 2/1/49, #BM5485	181,475
156,143	4.00%, due 2/1/49, #MA3592	166,839
243,407	3.00%, due 4/1/49, #BN6240	254,635
147,036	3.00%, due 4/1/49, #BN6248	153,884
292,734	3.00%, due 5/1/49, #MA3670	306,184
209,297	3.50%, due 5/1/49, #MA3663	221,094
216,185	3.50%, due 6/1/49, #FM1028	228,370
213,602	3.50%, due 6/1/49, #MA3686	225,641

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount/
Shares		Value
U.S. Government Securities 85.0% (continued)
	FNMA TBA
$18,700,000	2.50%, due 6/15/45 (d)	$19,363,995
13,000,000	2.00%, due 6/15/51 (d)	13,132,539
	GNMA Pool
270,108	5.00%, due 9/15/39, #726311	312,036
198,369	4.00%, due 6/15/45, #AM8608	216,434
148,785	4.00%, due 2/15/46, #AR3772	162,025
179,676	4.00%, due 10/15/46, #AQ0545	195,600
123,205	4.00%, due 12/15/46, #AQ0562	133,972
970,610	3.00%, due 5/15/47, #AW1730	1,040,566
437,929	3.00%, due 8/15/47, #AZ5554	469,569
394,392	3.50%, due 11/15/47, #BD4824	415,552
189,664	4.00%, due 11/15/47, #BB3817	202,804
344,632	3.50%, due 4/20/49, #MA5875	362,416
519,560	3.50%, due 7/20/49, #MA6039	546,271
341,938	3.00%, due 8/20/49, #MA6089	357,039
878,182	3.00%, due 9/20/49, #MA6153	922,237
902,922	3.00%, due 12/20/49, #MA6338	942,775
	GNMA TBA
9,500,000	2.50%, due 6/1/50 (d)	9,840,293
4,000,000	2.00%, due 6/15/51 (d)	4,068,125
		72,517,099
Total Mortgage-Backed Securities
(cost $74,022,011)		75,462,761

SHORT-TERM INVESTMENTS 64.6%

Money Market Fund 0.7%
634,721	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	634,721

U.S. Treasury Bills 63.9%
3,000,000	0.077%, due 6/10/21 (c)	3,000,004
6,000,000	0.092%, due 6/24/21 (c)	6,000,010
5,000,000	0.086%, due 7/15/21 (c)	4,999,969
6,500,000	0.051%, due 7/22/21 (c)	6,500,023
4,000,000	0.051%, due 8/12/21 (c)	3,999,930
2,500,000	0.049%, due 8/26/21 (c)	2,499,955
6,000,000	0.032%, due 9/23/21 (c)	5,999,810
7,000,000	0.031%, due 10/21/21 (c)	6,999,655
3,500,000	0.027%, due 10/28/21 (c)	3,499,819
8,000,000	0.025%, due 11/18/21 (c)	7,999,244
3,000,000	0.030%, due 11/26/21 (c)	2,999,592
		54,498,011
Total Short-Term Investments
(cost $55,129,410)		55,132,732
Total Investments
(cost $129,151,421)	153.1%	130,595,493
Liabilities less Other Assets	(53.1)%	(45,317,350)
TOTAL NET ASSETS	100.0%	$85,278,143

(a)	Rate shown is the 7-day annualized yield as of May 31, 2021.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2021, the value of these investments was $2,945,662 or 3.45% of total net assets.

(c)	Rate shown is the discount rate at May 31, 2021.
(d)	Security purchased on a when-issued basis. As of May 31, 2021, the total cost of investments purchased on a when-issued basis was $46,404,952 or 54.42% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2021.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2021
(Unaudited)

Shares/
Principal Amount		Value
COMMON STOCKS 0.1%

Building Materials 0.1%
2,996	Northwest Hardwoods (e) (f)	$137,017
Total Common Stocks
(cost $137,017)		137,017

CORPORATE BONDS 95.6%

Advertising 1.5%
	Clear Channel International BV
$1,300,000	6.625%, due 8/1/25 (b)	1,360,717
	Clear Channel Outdoor
	Holdings, Inc.
675,000	7.75%, due 4/15/28 (b)	692,348
		2,053,065
Advertising Sales 0.8%
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
1,000,000	4.25%, due 1/15/29 (b)	992,188

Aerospace/Defense 2.4%
	F-Brasile SpA /
	F-Brasile US LLC
1,500,000	7.375%, due 8/15/26 (b)	1,534,477
	Triumph Group, Inc.
300,000	6.25%, due 9/15/24 (b)	306,171
1,250,000	7.75%, due 8/15/25	1,282,062
		3,122,710
Appliances 1.2%
	WASH Multifamily
	Acquisition, Inc.
1,500,000	5.75%, due 4/15/26 (b)	1,564,425

Auto Manufacturers 1.1%
	PM General Purchaser LLC
1,250,000	9.50%, due 10/1/28 (b)	1,367,188

Auto Parts & Equipment 2.4%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)	1,595,765
	Titan International, Inc.
1,500,000	7.00%, due 4/30/28 (b)	1,565,175
		3,160,940
Building & Construction 1.1%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
1,350,000	6.00%, due 2/1/26 (b)	1,398,985

Building Materials 2.1%
	CP Atlas Buyer, Inc.
1,205,000	7.00%, due 12/1/28 (b)	1,247,826
	SRM Escrow Issuer LLC
1,400,000	6.00%, due 11/1/28 (b)	1,460,739
		2,708,565
Chemicals 1.2%
	Consolidated Energy Finance SA
1,075,000	6.875%, due 6/15/25 (b)	1,084,374
450,000	6.50%, due 5/15/26 (b)	453,701
		1,538,075
Chemicals – Diversified 4.0%
	Innophos Holdings, Inc.
1,300,000	9.375%, due 2/15/28 (b)	1,412,938
	Iris Holdings, Inc.
650,000	8.75% Cash or 9.50% PIK,
	due 2/15/26 (b) (c)	664,138
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
1,675,000	6.75%, due 5/15/26 (b)	1,660,980
	SCIH Salt Holdings, Inc.
475,000	4.875%, due 5/1/28 (b)	472,031
1,025,000	6.625%, due 5/1/29 (b)	1,018,594
		5,228,681
Chemicals – Plastics 1.2%
	Neon Holdings, Inc.
1,400,000	10.125%, due 4/1/26 (b)	1,533,007

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Chemicals – Specialty 1.2%
	Herens Holdco Sarl
$1,500,000	4.75%, due 5/15/28 (b)	$1,505,955

Commercial Services 6.2%
	Alta Equipment Group, Inc.
1,300,000	5.625%, due 4/15/26 (b)	1,337,388
	APX Group, Inc.
150,000	8.50%, due 11/1/24	157,009
550,000	6.75%, due 2/15/27 (b)	583,688
	CPI CG, Inc.
1,500,000	8.625%, due 3/15/26 (b)	1,572,180
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)	1,548,765
	Nielsen Finance LLC /
	Nielsen Finance Co.
750,000	5.625%, due 10/1/28 (b)	794,063
500,000	5.875%, due 10/1/30 (b)	540,680
	StoneMor, Inc.
1,625,000	8.50%, due 5/15/29 (b)	1,608,627
		8,142,400
Consumer Cyclical Services 2.0%
	CoreCivic, Inc.
1,250,000	4.75%, due 10/15/27	1,028,781
	Photo Holdings Merger Sub, Inc.
1,485,000	8.50%, due 10/1/26 (b)	1,626,669
		2,655,450
Consumer Services 2.3%
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)	1,401,750
	Quad Graphics, Inc.
1,635,000	7.00%, due 5/1/22	1,611,897
		3,013,647
Containers and Packaging 2.4%
	Pactiv LLC
500,000	8.375%, due 4/15/27	574,280
	Plastipak Holdings, Inc.
1,250,000	6.25%, due 10/15/25 (b)	1,283,194
	Trident TPI Holdings, Inc.
1,200,000	6.625%, due 11/1/25 (b)	1,228,224
		3,085,698
Diversified Financial Services 1.0%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
1,250,000	10.50%, due 6/1/24 (b)	1,342,187

Diversified Manufacturing 0.7%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)	341,044
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK,
	due 2/15/25 (b) (c)	544,327
		885,371
Electronics 0.3%
	Atkore, Inc.
350,000	4.25%, due 6/1/31 (b)	347,533

Engineering & Construction 1.9%
	New Enterprise Stone
	& Lime Co., Inc.
535,000	6.25%, due 3/15/26 (b)	552,053
500,000	9.75%, due 7/15/28 (b)	557,500
	PowerTeam Services LLC
1,250,000	9.033%, due 12/4/25 (b)	1,382,069
		2,491,622
Enterprise Software & Services 2.0%
	Helios Software Holdings, Inc.
	ION Corporate Solutions
	Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)	1,586,162
	Rocket Software, Inc.
1,000,000	6.50%, due 2/15/29 (b)	973,765
		2,559,927

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Entertainment 1.0%
	Powdr Corp.
$1,250,000	6.00%, due 8/1/25 (b)	$1,319,531

Environmental Control 1.3%
	Tervita Corp.
1,400,000	11.00%, due 12/1/25 (b)	1,575,469

Financial Services 1.0%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)	1,369,300

Food and Beverage 2.2%
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)	7,091
	H-Food Holdings LLC /
	Hearthside Finance Co., Inc.
1,400,000	8.50%, due 6/1/26 (b)	1,453,522
	Sigma Holdco BV
1,400,000	7.875%, due 5/15/26 (b)	1,419,257
		2,879,870
Forest and Paper Products Manufacturing 1.1%
	Schweitzer-Mauduit
	International, Inc.
1,385,000	6.875%, due 10/1/26 (b)	1,460,219

Healthcare – Products 1.1%
	Varex Imaging Corp.
1,250,000	7.875%, due 10/15/27 (b)	1,417,881

Healthcare – Services 1.0%
	Hadrian Merger Sub, Inc.
1,288,000	8.50%, due 5/1/26 (b)	1,342,611

Home Improvement 1.0%
	Apex Tool Group LLC /
	BC Mountain Finance, Inc.
1,250,000	9.00%, due 2/15/23 (b)	1,252,750

Household Products/Warehouse 1.0%
	Kronos Acquisition Holdings, Inc. /
	KIK Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)	1,271,944

Industrial – Other 2.3%
	Brand Energy & Infrastructure
	Services, Inc.
1,400,000	8.50%, due 7/15/25 (b)	1,435,854
	Cleaver-Brooks, Inc.
1,500,000	7.875%, due 3/1/23 (b)	1,508,175
		2,944,029
Machinery – Thermal Process 1.1%
	GrafTech Finance, Inc.
1,350,000	4.625%, due 12/15/28 (b)	1,386,106

Machinery Manufacturing 3.0%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)	1,405,681
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)	1,666,055
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (e)	147,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)	727,542
		3,946,278
Manufactured Goods 2.7%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)	863,534
	Grinding Media Inc. /
	MC Grinding Media Canada, Inc.
1,154,000	7.375%, due 12/15/23 (b)	1,181,881
	Park-Ohio Industries, Inc.
1,420,000	6.625%, due 4/15/27	1,456,437
		3,501,852

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Marine Transportation 1.1%
	Altera Infrastructure LP /
	Teekay Offshore Finance Corp.
$1,500,000	8.50%, due 7/15/23 (b)	$1,369,830

Media 0.5%
	Univision Communications, Inc.
675,000	4.50%, due 5/1/29 (b)	685,564

Media Entertainment 2.0%
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
1,083,000	5.375%, due 8/15/26 (b)	802,774
	Getty Images, Inc.
1,624,000	9.75%, due 3/1/27 (b)	1,739,214
		2,541,988
Metals and Mining 3.3%
	Rain CII Carbon LLC /
	CII Carbon Corp.
1,300,000	7.25%, due 4/1/25 (b)	1,339,299
	SunCoke Energy Partners LP /
	SunCoke Energy Partners
	Finance Corp.
1,345,000	7.50%, due 6/15/25 (b)	1,393,756
	TMS International Corp./DE
1,500,000	6.25%, due 4/15/29 (b)	1,561,875
		4,294,930
Midstream 1.1%
	Rockpoint Gas Storage
	Canada Ltd.
1,390,000	7.00%, due 3/31/23 (b)	1,406,506

Office Automation & Equipment 1.2%
	Pitney Bowes, Inc.
1,500,000	6.875%, due 3/15/27 (b)	1,561,980

Oil and Gas Services 3.2%
	Archrock Partners LP /
	Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)	717,329
500,000	6.25%, due 4/1/28 (b)	519,590
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)	1,688,609
	USA Compression Partners LP /
	USA Compression Finance Corp.
985,000	6.875%, due 4/1/26	1,036,713
250,000	6.875%, due 9/1/27	263,008
		4,225,249
Other Industrial 1.0%
	Modulaire Global Finance Plc
1,250,000	8.00%, due 2/15/23 (b)	1,278,594

Packaging 0.8%
	Mauser Packaging Solutions
	Holding Co.
1,038,000	5.50%, due 4/15/24 (b)	1,048,832

Paper 1.4%
	Clearwater Paper Corp.
1,300,000	4.75%, due 8/15/28 (b)	1,277,829
	Mercer International, Inc.
550,000	5.125%, due 2/1/29 (b)	568,645
		1,846,474
Pipelines 4.6%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
175,000	8.00%, due 1/15/27	180,031
1,050,000	7.75%, due 2/1/28	1,056,311
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
1,450,000	11.50%, due 2/28/25 (b)	1,515,250

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Pipelines 4.6% (continued)
	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.
$1,050,000	5.50%, due 8/15/22	$1,039,091
924,000	5.75%, due 4/15/25	811,540
	TransMontaigne Partners LP /
	TLP Finance Corp.
1,336,000	6.125%, due 2/15/26	1,355,111
		5,957,334
Poultry 0.4%
	Simmons Foods, Inc. / Simmons
	Prepared Foods, Inc. / Simmons
	Pet Food, Inc. / Simmons Feed
550,000	4.625%, due 3/1/29 (b)	557,967

Publishing and Broadcasting 1.0%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)	1,354,253

Radio 4.3%
	Beasley Mezzanine Holdings LLC
1,400,000	8.625%, due 2/1/26 (b)	1,425,746
	Entercom Media Corp.
1,400,000	6.75%, due 3/31/29 (b)	1,427,153
	Townsquare Media, Inc.
1,150,000	6.875%, due 2/1/26 (b)	1,216,125
	Urban One, Inc.
1,400,000	7.375%, due 2/1/28 (b)	1,484,405
		5,553,429
Real Estate 0.7%
	GEO Group, Inc.
1,080,000	5.125%, due 4/1/23	908,663

REITs – Storage 1.0%
	Iron Mountain, Inc.
250,000	5.00%, due 7/15/28 (b)	258,686
1,000,000	5.25%, due 7/15/30 (b)	1,045,415
		1,304,101

Retail – Leisure Products 1.1%
	Party City Holdings, Inc.
1,400,000	8.75%, due 2/15/26 (b)	1,484,000

Retail – Office Supplies 1.5%
	Staples, Inc.
933,000	7.50%, due 4/15/26 (b)	969,358
900,000	10.75%, due 4/15/27 (b)	923,256
		1,892,614
Retail – Propane Distribution 1.1%
	Ferrellgas LP / Ferrellgas
	Finance Corp.
1,450,000	5.875%, due 4/1/29 (b)	1,409,487

Software and Services 0.2%
	Exela Intermediate LLC /
	Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)	257,813

Tobacco Manufacturing 1.1%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)	1,390,503

Transportation Services 1.9%
	Bristow Group, Inc.
1,400,000	6.875%, due 3/1/28 (b)	1,436,960
	LBC Tank Terminals Holding
1,065,000	6.875%, due 5/15/23 (b)	1,069,702
		2,506,662
Water 1.2%
	Solaris Midstream Holdings LLC
1,500,000	7.625%, due 4/1/26 (b)	1,571,280

Wireline Telecommunications Services 1.1%
	Intrado Corp.
660,000	5.375%, due 7/15/22 (b)	633,600
800,000	8.50%, due 10/15/25 (b)	796,308
		1,429,908
Total Corporate Bonds
(cost $121,463,800)		124,203,420

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount/
Shares		Value
BANK LOANS 0.2%

Building Materials 0.2%
	Northwest Hardwoods
	Secured Term Loan
$232,414	7.50%, due 1/29/26	$214,983
Total Bank Loans
(cost $215,124)		214,983

MONEY MARKET FUND 2.4%
3,095,354	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	3,095,354
Total Money Market Fund
(cost $3,095,354)		3,095,354
Total Investments
(cost $124,911,295)	98.3%	127,650,774
Other Assets less Liabilities	1.7%	2,179,348
TOTAL NET ASSETS	100.0%	$129,830,122

(a)	Rate shown is the 7-day annualized yield as of May 31, 2021.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2021, the value of these investments was $111,442,486 or 85.84% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of May 31, 2021, the total value of fair valued securities was $284,017 or 0.22% of total net assets.

(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2021
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $281,758,958, $129,151,421, and $124,911,295, respectively)	$291,765,050	$130,595,493	$127,650,774
Cash	30,625	—	—
Receivable for fund shares sold	913,570	1,115,314	—
Interest receivable	2,363,778	70,699	2,212,484
Due from investment adviser (Note 4)	—	12,940	—
Prepaid expenses	30,309	18,056	27,862
Total assets	295,103,332	131,812,502	129,891,120

Liabilities:
Payable for securities purchased	—	46,457,840	—
Payable for fund shares redeemed	221,228	10,811	—
Administration fees	15,027	13,925	14,097
Custody fees	2,921	3,419	1,411
Transfer agent fees and expenses	16,547	9,012	6,436
Fund accounting fees	18,784	18,207	17,300
Audit fees	10,571	10,571	10,571
Chief Compliance Officer fee	2,735	2,735	2,735
Trustees’ fees and expenses	335	444	418
Accrued expenses	12,978	7,395	8,030
Total liabilities	301,126	46,534,359	60,998
Net Assets	$294,802,206	$85,278,143	$129,830,122

Net Assets Consist of:
Paid-in capital	$287,557,580	$85,057,425	$125,772,107
Total distributable earnings	7,244,626	220,718	4,058,015
Net Assets	$294,802,206	$85,278,143	$129,830,122

Net Asset Value, Offering Price and Redemption Price Per Share	$9.92	$9.60	$9.87

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	29,708,161	8,880,832	13,154,952

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2021
(Unaudited)

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$4,440,877	$340,896	$4,600,234
Total investment income	4,440,877	340,896	4,600,234

Expenses:
Fund accounting fees (Note 4)	54,573	30,611	36,563
Administration fees (Note 4)	41,644	28,231	32,054
Transfer agent fees and expenses (Note 4)	37,397	17,661	13,530
Registration fees	15,829	11,247	7,951
Custody fees (Note 4)	12,943	8,991	7,068
Audit fees	10,571	10,571	10,571
Trustees’ fees and expenses	8,299	7,501	7,736
Chief Compliance Officer fee (Note 4)	5,486	5,485	5,485
Reports to shareholders	5,202	3,119	2,899
Legal fees	3,926	3,925	3,925
Miscellaneous	3,144	2,232	2,471
Insurance	1,850	1,428	1,476
Total expenses	200,864	131,002	131,729
Less: Expense reimbursement from adviser (Note 4)	—	(41,170)	—
Net expenses	200,864	89,832	131,729
Net investment income	4,240,013	251,064	4,468,505

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments	(24,062)	(113,930)	2,379,577
Net change in unrealized
appreciation/(depreciation) on investments	(11,123,749)	(633,285)	1,455,775
Net gain/(loss) on investments	(11,147,811)	(747,215)	3,835,352
Net increase/(decrease) in net assets resulting from operations	$(6,907,798)	$(496,151)	$8,303,857

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$4,240,013	$6,045,814
Net realized gain/(loss) on investments	(24,062)	376,663
Net change in unrealized appreciation/(depreciation) on investments	(11,123,749)	11,024,275
Net increase/(decrease) in net assets resulting from operations	(6,907,798)	17,446,752

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(4,258,689)	(5,989,689)
Total dividends and distributions	(4,258,689)	(5,989,689)

Capital Share Transactions:
Net proceeds from shares sold	40,511,774	163,889,815
Distributions reinvested	3,970,139	5,736,371
Payment for shares redeemed	(24,619,127)	(37,259,963)
Net increase in net assets from capital share transactions	19,862,786	132,366,223
Total increase in net assets	8,696,299	143,823,286

Net Assets, Beginning of Period	286,105,907	142,282,621
Net Assets, End of Period	$294,802,206	$286,105,907

Transactions in Shares:
Shares sold	4,031,372	16,332,895
Shares issued on reinvestment of distributions	397,033	578,682
Shares redeemed	(2,456,980)	(3,753,792)
Net increase in shares outstanding	1,971,425	13,157,785

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$251,064	$1,240,898
Net realized gain/(loss) on investments	(113,930)	1,059,096
Net change in unrealized appreciation/(depreciation) on investments	(633,285)	278,976
Net increase/(decrease) in net assets resulting from operations	(496,151)	2,578,970

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(388,680)	(1,598,311)
Total dividends and distributions	(388,680)	(1,598,311)

Capital Share Transactions:
Net proceeds from shares sold	16,650,526	11,253,648
Distributions reinvested	345,507	1,439,786
Payment for shares redeemed	(5,696,522)	(8,540,716)
Net increase in net assets from capital share transactions	11,299,511	4,152,718
Total increase in net assets	10,414,680	5,133,377

Net Assets, Beginning of Period	74,863,463	69,730,086
Net Assets, End of Period	$85,278,143	$74,863,463

Transactions in Shares:
Shares sold	1,726,227	1,157,062
Shares issued on reinvestment of distributions	35,791	148,321
Shares redeemed	(590,194)	(878,931)
Net increase in shares outstanding	1,171,824	426,452

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$4,468,505	$6,673,290
Net realized gain/(loss) on investments	2,379,577	(1,385,854)
Net increase from payment by affiliate and
administrator due to operational error (Note 10)	—	199,712
Net change in unrealized appreciation/(depreciation) on investments	1,455,775	4,992,849
Net increase in net assets resulting from operations	8,303,857	10,479,997

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(4,486,311)	(6,791,321)
Total dividends and distributions	(4,486,311)	(6,791,321)

Capital Share Transactions:
Net proceeds from shares sold	1,912,088	29,570,755
Distributions reinvested	4,485,472	6,791,197
Payment for shares redeemed	(181,152)	(169,127)
Net increase in net assets from capital share transactions	6,216,408	36,192,825
Total increase in net assets	10,033,954	39,881,501

Net Assets, Beginning of Period	119,796,168	79,914,667
Net Assets, End of Period	$129,830,122	$119,796,168

Transactions in Shares:
Shares sold	196,895	3,302,995
Shares issued on reinvestment of distributions	457,828	749,011
Shares redeemed	(18,465)	(19,042)
Net increase in shares outstanding	636,258	4,032,964

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.32		$9.76	$8.67	$9.35	$9.07	$8.97

Income From Investment Operations:
Net investment income	0.15		0.33	0.37	0.37	0.35	0.36
Net realized and unrealized gain/(loss) on investments	(0.40)		0.56	1.09	(0.68)	0.28	0.10
Total from investment operations	(0.25)		0.89	1.46	(0.31)	0.63	0.46

Less Distributions:
Distributions from net investment income	(0.15)		(0.33)	(0.37)	(0.37)	(0.35)	(0.36)
Total distributions	(0.15)		(0.33)	(0.37)	(0.37)	(0.35)	(0.36)

Net asset value, end of period	$9.92		$10.32	$9.76	$8.67	$9.35	$9.07

Total Return	-2.45	%++	9.37%	17.10%	-3.44%	7.10%	5.18%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$294,802		$286,106	$142,283	$148,575	$206,654	$223,040
Ratio of expenses to average net assets:
Net of expense reimbursement	0.14	%+	0.17%	0.19%	0.16%	0.15%	0.15%
Before expense reimbursement	0.14	%+	0.17%	0.20%	0.17%	0.17%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.94	%+	3.41%	3.97%	3.97%	3.81%	3.90%
Before expense reimbursement	2.94	%+	3.41%	3.96%	3.96%	3.79%	3.88%
Portfolio turnover rate	11	%++	36%	20%	15%	11%	31%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.71		$9.57	$9.17	$9.49	$9.56	$9.70

Income From Investment Operations:
Net investment income	0.03		0.17	0.26	0.24	0.25	0.25
Net realized and unrealized gain/(loss) on investments	(0.09)		0.19	0.42	(0.31)	(0.05)	(0.11)
Total from investment operations	(0.06)		0.36	0.68	(0.07)	0.20	0.14

Less Distributions:
Distributions from net investment income	(0.05)		(0.22)	(0.28)	(0.25)	(0.27)	(0.28)
Total distributions	(0.05)		(0.22)	(0.28)	(0.25)	(0.27)	(0.28)

Net asset value, end of period	$9.60		$9.71	$9.57	$9.17	$9.49	$9.56

Total Return	-0.64	%++	3.77%	7.53%	-0.72%	2.09%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$85,278		$74,863	$69,730	$60,204	$69,719	$87,877
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23	%+	0.23%	0.23%	0.21%	0.17%	0.15%
Before expense reimbursement	0.33	%+	0.36%	0.36%	0.34%	0.39%	0.32%
Ratio of net investment income to average net assets:
Net of expense reimbursement	0.64	%+	1.74%	2.73%	2.53%	2.49%	2.59%
Before expense reimbursement	0.54	%+	1.61%	2.60%	2.40%	2.27%	2.42%
Portfolio turnover rate	303	%++	171%	20%	239%	151%	67%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

	Six Months		Year Ended November 30,
	Ended				December 26, 2017*
	May 31, 2021				through
	(Unaudited)		2020	2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.57		$9.42	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.35		0.64	0.64	0.56
Net realized and unrealized gain/(loss) on investments	0.30		0.15	0.02	(0.56)
Total from investment operations	0.65		0.79	0.66	0.00

Less Distributions:
Distributions from net investment income	(0.35)		(0.64)	(0.64)	(0.56)
Distributions from net realized gains on investments	—		(0.02)	(0.04)	—
Total distributions	(0.35)		(0.66)	(0.68)	(0.56)
Increase from payment made by affiliate and
administrator due to operational error	—		0.02	—	—

Net asset value, end of period	$9.87		$9.57	$9.42	$9.44

Total Return	6.87	%++	9.25%^	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$129,830		$119,796	$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.21	%+	0.24%	0.25%	0.23	%+
Before expense reimbursement	0.21	%+	0.24%	0.28%	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	7.09	%+	7.11%	6.72%	6.23	%+
Before expense reimbursement	7.09	%+	7.11%	6.69%	6.16	%+
Portfolio turnover rate	43	%++	51%	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2021
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the BBB Bond Fund, MBS Bond Fund, and the High Yield (MACS) Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The BBB Bond Fund, MBS Bond Fund, and the High Yield (MACS) Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 11 for more information about subsequent events.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche,

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2021, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at May 31, 2021.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2021:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$511,581	$—	$511,581
Corporate Bonds	—	268,661,360	—	268,661,360
Sovereign Bonds	—	15,507,274	—	15,507,274
U.S. Government Agencies and Instrumentalities	—	6,879,336	—	6,879,336
Total Fixed Income	—	291,559,551	—	291,559,551
Money Market Fund	205,499	—	—	205,499
Total Investments	$205,499	$291,559,551	$—	$291,765,050

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$2,945,662	$—	$2,945,662
Mortgage-Backed Securities –
U.S. Government Agencies	—	72,517,099	—	72,517,099
Total Fixed Income	—	75,462,761	—	75,462,761
Money Market Fund	634,721	—	—	634,721
U.S. Treasury Bills	—	54,498,011	—	54,498,011
Total Investments	$634,721	$129,960,772	$—	$130,595,493

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$137,017	$137,017
Fixed Income
Corporate Bonds	—	124,056,420	147,000	124,203,420
Bank Loans	—	214,983	—	214,983
Total Fixed Income	—	124,271,403	147,000	124,418,403
Money Market Fund	3,095,354	—	—	3,095,354
Total Investments	$3,095,354	$124,271,403	$284,017	$127,650,774

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2020	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	137,017
Balance as of May 31, 2021	$137,017

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2020	$147,000
Accrued discounts/premiums	2,114
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,114)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2021	$147,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2021, and still classified as Level 3 was $(2,114).

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries, and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.23%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the six months ended May 31, 2021, the Adviser absorbed Fund expenses in the amount of $0, $41,170, and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2021, are disclosed in the Statements of Operations.

The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund expensed $16,159, $2,745, and $7, respectively, of sub-transfer agent fees during the six months ended May 31, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$40,866,625	$14,081,154	$12,722,441	$18,180,048
MBS Bond Fund	—	50,158	231,329,028	227,104,516
High Yield (MACS) Fund	57,270,776	52,548,035	—	—

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2021, the BBB Fund, MBS Fund and the High Yield (MACS) Fund did not draw upon their line of credit.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2021 and year ended November 30, 2020 was as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	May 31, 2021	Nov. 30, 2020	May 31, 2021	Nov. 30, 2020	May 31, 2021	Nov. 30, 2020
Ordinary income	$4,258,689	$5,989,689	$388,680	$1,598,311	$4,486,311	$6,774,582
Long-term
capital gains	—	—	—	—	—	16,739

As of November 30, 2020, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$264,115,769	$104,927,994	$116,476,764
Gross unrealized appreciation	21,678,865	2,087,275	5,053,515
Gross unrealized depreciation	(839,913)	(15,740)	(3,830,713)
Net unrealized appreciation (a)	20,838,952	2,071,535	1,222,802
Undistributed ordinary income	129,587	44,834	142,907
Undistributed long-term capital gain	—	—	—
Total distributable earnings	129,587	44,834	142,907
Other accumulated gains/(losses)	(2,557,426)	(1,010,820)	(1,125,240)
Total accumulated earnings/(losses)	$18,411,113	$1,105,549	$240,469

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2020, the BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$—	$679,760	$—
Long-term capital losses	2,557,426	331,060	1,125,240

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund

•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

PIA Funds
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of May 31, 2021:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	45.03%
MBS Bond Fund	Morgan Stanley LLC	40.36%
High Yield (MACS) Fund	Reliance Trust Co.	95.89%

Note 10 – Reimbursement for Error
On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the Statement of Changes in Net Assets. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

Note 11 – Subsequent Event
On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

PIA Funds
Notice to Shareholders – May 31, 2021
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”), and the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Adviser’s business continuity plan has operated during the recent COVID-19 pandemic. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser in person or by videoconference to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2020, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

BBB Fund: The Board noted that the BBB Fund performed at its peer group median for the one-year period and outperformed for the three-, five-, and ten-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended June 30, 2020.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.

MBS Fund: The Board noted that the MBS Fund underperformed the peer group median of its Morningstar comparative universe for the one-year and three-year periods and outperformed for the five- and ten-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2020.

The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.

High Yield (MACS) Fund: The Board noted that the High Yield (MACS) Fund outperformed the peer group median of its Morningstar comparative universe for the one-year period ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-year period ended June 30, 2020.

The Board also considered any differences in performance between the similarly managed accounts of the Adviser and the performance of the Fund, noting that the Fund had outperformed its similarly managed account composite for the one-year period.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Funds.

BBB Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2021, to maintain a minimal annual expense ratio for the Fund of 0.19%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board noted that the Adviser does not charge management fees to the BBB Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

MBS Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2021, to maintain a minimal annual expense ratio for the Fund of 0.23%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average. The Board also noted that the Adviser does not charge management fees to the MBS Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.

High Yield (MACS) Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2021, to maintain a minimal annual expense ratio for the Fund of 0.25%.  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Adviser does not charge management fees to the High Yield Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.19%, 0.23% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield (MACS) Fund’s ordinary operating expenses, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Semi-Annual Report

May 31, 2021

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month period from December 1, 2020 through May 31, 2021, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the six months ended May 31, 2021, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.34%. The Fund’s return was higher than the Fund’s benchmark index, the ICE BofA 1-Year U.S. Treasury Note Index, which returned 0.11% for the same period.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.42% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2022. The net expense is what the investor has paid.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the six-month period ended May 31, 2021, the Fund had a neutral duration position and a more barbelled structure relative to the Fund’s benchmark index. The Fund’s outperformance versus the benchmark index is attributable to the overweight in investment grade debt securities.

Bond Market in Review

The yields on 1-year and 2-year Treasuries decreased by 7 basis points (“bps”) and 1 bps, respectively, while the yields on 3-year, 5-year and 10-year Treasuries increased by 11, 44 and 76 bps, respectively, from December 1, 2020 to May 31, 2021.  Credit spreads on BBB-rated bonds over Treasuries decreased during the period from 136 bps to 107 bps. Option adjusted spreads on fixed rate agency MBS decreased from 49 bps to 16 bps while their average life increased from 3.9 years to 5.6 years.

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six-month period ended May 31, 2021. We look forward to reporting to you again with the annual report dated November 30, 2021.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

1

PIA Short-Term Securities Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofA 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Credit Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Option-Adjusted Spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund
Expense Example – May 31, 2021
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/20 – 5/31/21).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/20	Value 5/31/21	Period 12/1/20 – 5/31/21*
Actual	$1,000.00	$1,003.40	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2021
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – May 31, 2021
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES 1.0%

Other Asset-Backed Securities 1.0%
	ACC Trust,
	Series 2019-1 Class A
$16,273	3.75%, due 5/20/22 (a)	$16,301
	FCI Funding LLC,
	Series 2021-1 Class A
905,034	1.13%, due 4/15/33 (a)	908,594
	New York City Tax Lien,
	Series 2019-A Class A
659,806	2.19%, due 11/10/32 (a)	661,606
Total Asset-Backed Securities
(cost $1,581,009)		1,586,501

CORPORATE BONDS 78.5%

Aerospace & Defense 1.3%
	Teledyne Technologies, Inc.
2,000,000	0.65%, due 4/1/23	2,004,256

Agricultural Chemicals 0.3%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23	513,434

Banks 14.2%
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22	1,022,027
	Canadian Imperial
	Bank of Commerce
1,000,000	0.458% (SOFR + 0.400%),
	due 12/14/23 (c)	1,001,940
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)	1,021,885
	Goldman Sachs Group, Inc.
5,000,000	0.433% (SOFR + 0.410%),
	due 1/27/23 (c)	5,003,504
	JPMorgan Chase & Co.
3,000,000	0.697% (SOFR + 0.580%),
	due 3/16/24 (c)	3,013,382
	KeyBank NA
500,000	3.30%, due 2/1/22	510,489
	Mitsubishi UFJ Financial
	Group, Inc.
2,000,000	2.623%, due 7/18/22	2,054,208
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22	511,000
	National Bank of Canada
1,000,000	0.90% (1 Year CMT Rate
	+ 0.770%), due 8/15/23 (c)	1,006,893
	PNC Bank NA
500,000	2.232% (3 Month LIBOR USD
	+ 0.440%), due 7/22/22 (c)	501,460
	Royal Bank of Canada
2,000,000	0.50%, due 10/26/23	2,006,174
	Synchrony Financial
500,000	2.85%, due 7/25/22	512,178
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23	504,706
	Truist Bank
2,000,000	1.25%, due 3/9/23	2,034,871
	Wells Fargo Bank NA
2,000,000	2.082% (3 Month LIBOR USD
	+ 0.650%), due 9/9/22 (c)	2,010,340
		22,715,057
Biotechnology 1.9%
	Gilead Sciences, Inc.
3,000,000	0.75%, due 9/29/23	3,004,537

Chemicals 0.6%
	LYB International
	Finance III LLC
1,000,000	1.202% (3 Month LIBOR USD
	+ 1.000%), due 10/1/23 (c)	1,002,135

Commercial Finance 1.6%
	Aviation Capital Group LLC
2,000,000	1.141% (3 Month
	LIBOR USD + 0.950%),
	due 6/1/21 (a) (c)	2,000,000

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Commercial Finance 1.6% (continued)
	Aviation Capital
	Group LLC (continued)
$500,000	0.856% (3 Month
	LIBOR USD + 0.670%),
	due 7/30/21 (a) (c)	$499,886
		2,499,886
Computers 0.4%
	Apple, Inc.
570,000	0.75%, due 5/11/23	576,068

Construction Machinery 1.1%
	John Deere Capital Corp.
1,700,000	2.30%, due 6/7/21	1,700,533

Containers and Packaging 0.6%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24 (a)	1,004,640

Depository Credit Intermediation 1.0%
	Bank of Montreal
1,515,000	0.413% (SOFR + 0.350%),
	due 12/8/23 (c)	1,519,661

Diversified Financial Services 3.8%
	Blackstone Secured Lending Fund
2,000,000	3.65%, due 7/14/23 (a)	2,093,710
	Charles Schwab Corp.
2,000,000	0.51% (SOFR + 0.500%),
	due 3/18/24 (c)	2,014,963
	Intercontinental Exchange, Inc.
1,000,000	0.70%, due 6/15/23	1,007,442
	Nasdaq, Inc.
1,000,000	0.445%, due 12/21/22	1,000,491
		6,116,606
Diversified Manufacturing 1.6%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22	511,437
2,000,000	0.483%, due 8/19/22	2,001,580
		2,513,017
Diversified Manufacturing Operations 0.6%
	Siemens
	Financieringsmaatschappij NV
1,000,000	0.40%, due 3/11/23 (a)	1,003,003

Electric – Integrated 10.5%
	American Electric Power Co., Inc.
2,000,000	0.656% (3 Month
	LIBOR USD + 0.480%),
	due 11/1/23 (c)	2,002,326
	CenterPoint Energy
	Resources Corp.
500,000	0.70%, due 3/2/23	500,452
	Dominion Energy, Inc.
2,343,000	2.715%, due 8/15/21 (d)	2,354,625
	DTE Energy Co.
435,000	0.55%, due 11/1/22	436,306
	Florida Power & Light Co.
2,000,000	0.564% (3 Month
	LIBOR USD + 0.380%),
	due 7/28/23 (c)	2,000,107
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23	1,036,792
	NextEra Energy Capital
	Holdings, Inc.
1,000,000	2.403%, due 9/1/21	1,005,742
1,000,000	0.55% (SOFR + 0.540%),
	due 3/1/23 (c)	1,003,431
	Pacific Gas and Electric Co.
5,000,000	1.75%, due 6/16/22	5,000,364
	Southern California Edison Co.
1,000,000	0.84% (SOFR + 0.830%),
	due 4/1/24 (c)	1,005,096
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23	501,605
		16,846,846
Electronic Components and Semiconductors 0.3%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23	501,857

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Electronics 0.3%
	Roper Technologies, Inc.
$500,000	0.45%, due 8/15/22	$500,983

Financial Services 3.8%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22	1,022,453
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23	4,005,411
	TD Ameritrade Holding Corp.
1,000,000	0.606% (3 Month
	LIBOR USD + 0.430%),
	due 11/1/21 (c)	1,001,547
		6,029,411
Food – Meat Products 1.2%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24	2,001,859

Food and Beverage 0.3%
	Mondelez International, Inc.
500,000	0.625%, due 7/1/22	502,072

Food Miscellaneous 1.2%
	Nestle Holdings, Inc.
2,000,000	0.375%, due 1/15/24 (a)	1,995,552

Gas – Distribution 3.8%
	Atmos Energy Corp.
2,000,000	0.625%, due 3/9/23	2,001,965
	CenterPoint Energy, Inc.
1,000,000	0.66% (SOFR + 0.650%),
	due 5/13/24 (c)	1,001,611
	Southern California Gas Co.
3,000,000	0.534% (3 Month
	LIBOR USD + 0.350%),
	due 9/14/23 (c)	3,000,529
		6,004,105
Investment Companies 3.3%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24	5,214,858

Life/Health Insurance 1.6%
	Athene Global Funding
2,000,000	0.71% (SOFR + 0.700%),
	due 5/24/24 (a) (c)	2,005,280
	Security Benefit Global Funding
500,000	1.25%, due 5/17/24 (a)	502,127
		2,507,407
Media 0.6%
	Fox Corp.
1,000,000	3.666%, due 1/25/22	1,022,281

Nondepository Credit Intermediation 1.3%
	Caterpillar Financial
	Services Corp.
2,000,000	0.45%, due 9/14/23	2,006,996

Oil and Gas 1.7%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24	1,659,777
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23	501,770
500,000	0.75%, due 1/15/24	500,652
		2,662,199
Oil Refining and Marketing 5.5%
	Phillips 66
5,000,000	0.776% (3 Month
	LIBOR USD + 0.620%),
	due 2/15/24 (c)	5,007,955
	Valero Energy Corp.
2,500,000	1.334% (3 Month
	LIBOR USD + 1.150%),
	due 9/15/23 (c)	2,505,694
1,000,000	1.20%, due 3/15/24	1,011,982
		8,525,631
Packaging & Containers 0.6%
	Graphic Packaging
	International LLC
1,000,000	0.821%, due 4/15/24 (a)	995,768

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Pharmaceuticals 4.8%
	AbbVie, Inc.
$1,000,000	2.30%, due 11/21/22	$1,029,168
	AmerisourceBergen Corp.
1,000,000	0.737%, due 3/15/23	1,003,495
	Bayer US Finance II LLC
1,000,000	0.831% (3 Month
	LIBOR USD + 0.630%),
	due 6/25/21 (a) (c)	1,000,424
	Bristol-Myers Squibb Co.
2,000,000	2.60%, due 5/16/22	2,047,129
	GlaxoSmithKline Capital Plc
500,000	0.534%, due 10/1/23	501,586
	Viatris, Inc.
2,000,000	1.125%, due 6/22/22 (a)	2,014,033
		7,595,835
Pipelines 0.7%
	Enbridge, Inc.
450,000	0.413% (SOFR + 0.400%),
	due 2/17/23 (c)	450,670
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)	715,084
		1,165,754
Railroad 0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22	510,415

REITs – Storage 0.6%
	Public Storage
1,000,000	0.48% (SOFR + 0.470%),
	due 4/23/24 (c)	1,000,952

Rental Auto/Equipment 0.3%
	Triton Container International Ltd.
500,000	1.15%, due 6/7/24 (a)	500,168

Retail 1.2%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)	1,999,212

Software and Services 0.3%
	Equifax, Inc.
500,000	1.026% (3 Month
	LIBOR USD + 0.870%),
	due 8/15/21 (c)	500,723

Technology 1.3%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22	2,051,094

Tobacco 0.6%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23	1,017,036

Transportation & Logistics 0.6%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22	1,024,176

Utilities 1.8%
	Consolidated Edison Co. of
	New York, Inc.
2,000,000	0.601% (3 Month
	LIBOR USD + 0.400%),
	due 6/25/21 (c)	2,000,583
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23	950,785
		2,951,368
Wirelines 1.0%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24	1,002,893
	Verizon Communications, Inc.
500,000	0.51% (SOFR + 0.500%),
	due 3/22/24 (c)	503,301
		1,506,194
Total Corporate Bonds
(cost $124,179,907)		125,313,585

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 14.0%

Commercial Mortgage-Backed Securities 7.2%
	Cold Storage Trust
$6,389,438	1.001% (1 Month
	LIBOR USD + 0.900%),
	due 11/15/37, Series 2020-ICE5,
	Class A (a) (c)	$6,432,991
	GS Mortgage Securities
	Corp. Trust
3,000,000	1.001% (1 Month
	LIBOR USD + 0.900%),
	due 6/15/36, Series 2019-SOHO,
	Class A (a) (c)	3,003,152
2,000,000	2.101% (1 Month
	LIBOR USD + 2.000%), due
	11/15/37, Series 2020-TWN3,
	Class A (a) (c)	2,014,412
		11,450,555
U.S. Government Agencies 6.8%
	FHLMC ARM Pool (c)
22	2.587% (1 Year CMT
	Rate + 2.399%),
	due 2/1/22, #845113	22
2,017	2.874% (1 Year CMT
	Rate + 1.874%),
	due 10/1/22, #635206	2,023
177	2.411% (1 Year CMT
	Rate + 2.277%),
	due 6/1/23, #845755	178
51,399	2.401% (1 Year CMT
	Rate + 2.276%),
	due 1/1/25, #785726	51,557
96,327	2.375% (1 Year CMT
	Rate + 2.250%),
	due 10/1/34, #782784	102,943
24,091	2.185% (12 Month
	LIBOR USD + 1.867%),
	due 4/1/36, #847671	25,638
	FHLMC Pool
45,191	5.00%, due 10/1/38, #G04832	51,896
604,414	3.50%, due 8/1/49, #SD8005	638,481
1,038,604	3.50%, due 9/1/49, #SD8011	1,097,144
1,893,985	3.50%, due 10/1/49, #SD8017	2,000,737
	FNMA ARM Pool (c)
9,162	2.415% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	9,146
60,815	3.115% (1 Year CMT
	Rate + 2.165%),
	due 4/1/30, #562912	61,066
66,564	2.041% (12 Month
	LIBOR USD + 1.541%),
	due 10/1/33, #743454	67,107
219,423	2.125% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	220,534
292,070	2.517% (1 Year CMT
	Rate + 2.295%),
	due 5/1/34, #AC5719	293,688
72,784	1.856% (12 Month
	LIBOR USD + 1.606%),
	due 7/1/34, #779693	72,989
42,064	1.872% (12 Month
	LIBOR USD + 1.372%),
	due 10/1/34, #795136	44,044
213,524	1.992% (12 Month
	LIBOR USD + 1.599%),
	due 1/1/36, #849264	214,658
184,172	2.23% (12 Month
	LIBOR USD + 1.730%),
	due 1/1/37, #906389	184,890
37,551	2.26% (12 Month
	LIBOR USD + 1.905%),
	due 3/1/37, #907868	37,625
220,417	2.39% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	220,433

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount/
Shares		Value
U.S. Government Agencies 6.8% (continued)
	FNMA Pool
$132,708	5.00%, due 6/1/40, #AD5479	$150,893
15,733	4.00%, due 11/1/41, #AJ3797	17,197
1,958,759	3.50%, due 1/1/49, #BN8491	2,075,542
153,414	3.50%, due 2/1/49, #MA3597	162,062
861,666	3.50%, due 6/1/49, #MA3686	910,233
133,733	3.50%, due 7/1/49, #MA3692	141,271
1,892,600	3.50%, due 12/1/49, #MA3872	1,999,274
		10,853,271
Total Mortgage-Backed Securities
(cost $21,958,211)		22,303,826

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 3.8%
	U.S. Treasury Note
1,000,000	1.625%, due 8/15/22	1,018,789
5,000,000	1.625%, due 12/15/22	5,116,992
Total U.S. Government Agencies
& Instrumentalities
(cost $6,132,842)		6,135,781

SHORT-TERM INVESTMENTS 4.1%

Money Market Fund 1.9%
2,997,930	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (b)	2,997,930

U.S. Treasury Bill 2.2%
$2,000,000	0.051%, due 8/12/21 (e)	1,999,965
1,500,000	0.050%, due 5/19/22 (e)	1,499,450
		3,499,415
Total Short-Term Investments
(cost $6,497,002)		6,497,345
Total Investments
(cost $160,348,971)	101.4%	161,837,038
Liabilities less Other Assets	(1.4)%	(2,189,873)
TOTAL NET ASSETS	100.0%	$159,647,165

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2021, the value of these investments was $32,387,828 or 20.29% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2021.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2021.
(d)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter.  The interest rate shown is the rate in effect as of May 31, 2021, and remains in effect until the bonds maturity date.

(e)	Rate shown is the discount rate at May 31, 2021.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2021
(Unaudited)

Assets:
Investments in securities, at value (cost $160,348,971)	$161,837,038
Receivable for securities sold	4,665
Receivable for fund shares sold	45,635
Interest receivable	484,710
Prepaid expenses	31,364
Total assets	162,403,412

Liabilities:
Payable for fund shares redeemed	124,053
Payable for securities purchased	2,499,110
Investment advisory fees	17,089
Administration fees	17,295
Custody fees	4,036
Transfer agent fees and expenses	36,260
Fund accounting fees	26,056
Audit fees	10,571
Legal fees	574
Chief Compliance Officer fee	2,735
Trustees’ fees and expenses	511
Accrued expenses	17,957
Total liabilities	2,756,247
Net Assets	$159,647,165

Net Assets Consist of:
Paid-in capital	$158,368,609
Total distributable earnings	1,278,556
Net Assets	$159,647,165

Net Asset Value, Offering Price and Redemption Price Per Share	$10.11

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	15,787,449

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2021
(Unaudited)

Investment Income:
Interest	$942,421
Total investment income	942,421

Expenses:
Investment advisory fees (Note 4)	177,085
Transfer agent fees and expenses (Note 4)	61,826
Fund accounting fees (Note 4)	49,139
Administration fees (Note 4)	36,291
Registration fees	18,074
Custody fees (Note 4)	11,331
Audit fees	10,570
Trustees’ fees and expenses	8,138
Reports to shareholders	6,689
Chief Compliance Officer fee (Note 4)	5,485
Legal fees	3,925
Miscellaneous	2,742
Insurance	1,902
Total expenses	393,197
Less: Fee waiver by adviser (Note 4)	(47,881)
Net expenses	345,316
Net investment income	597,105

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	331,370
Net change in unrealized appreciation/(depreciation) on investments	(250,814)
Net gain on investments	80,556
Net increase in net assets resulting from operations	$677,661

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2021	November 30,
	(Unaudited)	2020
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$597,105	$2,245,816
Net realized gain on investments	331,370	176,926
Net change in unrealized appreciation/(depreciation) on investments	(250,814)	950,340
Net increase in net assets resulting from operations	677,661	3,373,082

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(774,225)	(2,540,206)
Total dividends and distributions	(774,225)	(2,540,206)

Capital Share Transactions:
Proceeds from shares sold	15,352,193	99,758,146
Distributions reinvested	733,695	2,401,264
Payment for shares redeemed	(56,670,806)	(66,144,172)
Net increase/(decrease) in net assets from capital share transactions	(40,584,918)	36,015,238
Total increase/(decrease) in net assets	(40,681,482)	36,848,114

Net Assets, Beginning of Period	200,328,647	163,480,533
Net Assets, End of Period	$159,647,165	$200,328,647

Transactions in Shares:
Shares sold	1,516,643	9,865,877
Shares issued on reinvestment of distributions	72,530	237,937
Shares redeemed	(5,600,228)	(6,546,719)
Net increase/(decrease) in shares outstanding	(4,011,055)	3,557,095

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.12		$10.07	$9.97	$10.00	$10.03	$10.00

Income From Investment Operations:
Net investment income	0.03		0.13	0.20	0.15	0.11	0.10
Net realized and unrealized gain/(loss) on investments	0.00	*	0.06	0.10	(0.03)	(0.03)	0.03
Total from investment operations	0.03		0.19	0.30	0.12	0.08	0.13

Less Distributions:
Distributions from net investment income	(0.04)		(0.14)	(0.20)	(0.15)	(0.11)	(0.10)
Total distributions	(0.04)		(0.14)	(0.20)	(0.15)	(0.11)	(0.10)

Net asset value, end of period	$10.11		$10.12	$10.07	$9.97	$10.00	$10.03

Total Return	0.34	%++	1.95%	3.04%	1.23%	0.85%	1.32%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$159,647		$200,329	$163,481	$165,329	$171,521	$169,935
Ratio of expenses to average net assets:
Net of fee waivers	0.39	%+	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.44	%+	0.42%	0.45%	0.42%	0.41%	0.41%
Ratio of net investment income to average net assets:
Net of fee waivers	0.67	%+	1.23%	2.00%	1.53%	1.12%	1.02%
Before fee waivers	0.62	%+	1.20%	1.94%	1.50%	1.10%	1.00%
Portfolio turnover rate	22	%++	58%	48%	28%	46%	37%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 10 for more information about subsequent events.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2021, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2021.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$1,586,501	$—	$1,586,501
Corporate Bonds	—	125,313,585	—	125,313,585
Mortgage-Backed Securities	—	22,303,826	—	22,303,826
U.S. Government Agencies
and Instrumentalities	—	6,135,781	—	6,135,781
Total Fixed Income	—	155,339,693	—	155,339,693
Short-Term Investments	2,997,930	3,499,415	—	6,497,345
Total Investments	$2,997,930	$158,839,108	$—	$161,837,038

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2021, the Fund incurred $177,085 in advisory fees.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2021, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $47,881; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/21	$40,046
11/30/22	88,829
11/30/23	59,420
5/31/24	47,881
$236,176

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2021, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $28,456 of sub-transfer agent fees during the six months ended May 31, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$37,457,906	$19,401,801	$ —	$56,914,250

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2021.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2021 and year ended November 30, 2020 was as follows:

	May 31, 2021	November 30, 2020
Ordinary income	$774,225	$2,540,206

As of November 30, 2020, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$200,317,202
Gross unrealized appreciation	1,796,788
Gross unrealized depreciation	(57,907)
Net unrealized appreciation (a)	1,738,881
Undistributed ordinary income	35,964
Undistributed long-term capital gains	—
Total distributable earnings	35,964
Other accumulated losses	(399,725)
Total accumulated earnings/(losses)	$1,375,120

(a)	The book-basis and tax-basis net unrealized appreciation are the same.

As of November 30, 2020, the Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$202,116	$197,609	$399,725

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
U.S. Government Securities Risk.  Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

22

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

23

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2021, Capinco c/o U.S. Bank NA, for the benefit of their customers, owned 39.14% of the outstanding shares of the Fund.

Note 10 – Subsequent Event
On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

24

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2021
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

25

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”), and the PIA Short Duration Bond Fund (the “Short Duration Fund”) (collectively, the “Funds”). The Board noted that the Short Duration Fund had not yet begun operations. At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Adviser’s business continuity plan has operated during the recent COVID-19 pandemic.  The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser in person or by videoconference to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Short-Term Securities Fund as of June 30, 2020, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio

26

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short-Term Securities Fund: The Board noted that the Short-Term Securities Fund outperformed the peer group median of its Morningstar comparative universe for the one-year period, performed at its peer group median for the three-year period, and underperformed for the five- and ten-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark for the one- and three-year periods and outperformed for the five- and ten-year periods ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had underperformed the similarly managed composite for the one- and three-year periods and outperformed for the five- and ten-year periods.

Short Duration Fund: The Board noted that the Short Duration Fund has not yet commenced operations.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Funds.

Short-Term Securities Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds of similar asset sizes, the total expense ratio was below its peer group median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, and below its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund for the year ended June 30, 2020, was below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.

27

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.75% for the Fund (the “Expense Cap”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that with respect to the Short-Term Securities Fund, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Short-Term Securities Fund and the Short Duration Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Short-Term Securities Fund and the Short Duration Fund would be in the best interests of the Funds and their shareholders.

28

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Semi-Annual Report

May 31, 2021

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2020 through May 31, 2021, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High-Yield Index (the “Index”), returning 6.61%, after fees and expenses, for the six months ended May 31, 2021, versus 4.17% for the Index.

The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection.  With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and significantly overweight Caa(s), the best performing cohorts.

As stated in the current prospectus, the Fund’s gross expense ratio is 1.12%, and the Fund’s net expense ratio is 0.87%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 29, 2022. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund
Expense Example – May 31, 2021
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/20 – 5/31/21).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/20	Value 5/31/21	Period 12/1/20 – 5/31/21*
Actual	$1,000.00	$1,066.10	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2021
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2021
(Unaudited)

Shares/
Principal Amount		Value
COMMON STOCKS 0.2%

Building Materials 0.2%
2,996	Northwest Hardwoods (e) (f)	$137,017
Total Common Stocks
(cost $137,017)		137,017

CORPORATE BONDS 96.7%

Advertising 1.4%
	Clear Channel International BV
$550,000	6.625%, due 8/1/25 (a)	575,688
	Clear Channel Outdoor
	Holdings, Inc.
325,000	7.75%, due 4/15/28 (a)	333,353
		909,041
Aerospace/Defense 2.3%
	F-Brasile SpA /
	F-Brasile US LLC
700,000	7.375%, due 8/15/26 (a)	716,090
	Triumph Group, Inc.
700,000	7.75%, due 8/15/25	717,955
		1,434,045
Appliances 1.2%
	WASH Multifamily
	Acquisition, Inc.
750,000	5.75%, due 4/15/26 (a)	782,212

Auto Manufacturers 0.9%
	PM General Purchaser LLC
550,000	9.50%, due 10/1/28 (a)	601,563

Auto Parts & Equipment 2.3%
	Dealer Tire LLC /
	DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)	688,743
	Titan International, Inc.
750,000	7.00%, due 4/30/28 (a)	782,588
		1,471,331
Building & Construction 1.0%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)	673,585

Building Materials 2.3%
	CP Atlas Buyer, Inc.
650,000	7.00%, due 12/1/28 (a)	673,101
	SRM Escrow Issuer LLC
750,000	6.00%, due 11/1/28 (a)	782,539
		1,455,640
Chemicals 1.3%
	Consolidated Energy Finance SA
635,000	6.875%, due 6/15/25 (a)	640,537
200,000	6.50%, due 5/15/26 (a)	201,645
		842,182
Chemicals – Diversified 3.8%
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)	543,438
	Iris Holdings, Inc.
350,000	8.75% Cash or 9.50%
	PIK, due 2/15/26 (a) (c)	357,613
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
825,000	6.75%, due 5/15/26 (a)	818,095
	SCIH Salt Holdings, Inc.
275,000	4.875%, due 5/1/28 (a)	273,281
475,000	6.625%, due 5/1/29 (a)	472,031
		2,464,458
Chemicals – Plastics 1.1%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)	711,753

Chemicals – Specialty 1.2%
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)	752,978

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Commercial Services 6.6%
	Alta Equipment Group, Inc.
$700,000	5.625%, due 4/15/26 (a)	$720,132
	APX Group, Inc.
100,000	8.50%, due 11/1/24	104,673
315,000	6.75%, due 2/15/27 (a)	334,294
	CPI CG, Inc.
750,000	8.625%, due 3/15/26 (a)	786,089
	NESCO Holdings II, Inc.
800,000	5.50%, due 4/15/29 (a)	826,008
	Nielsen Finance LLC /
	Nielsen Finance Co.
550,000	5.625%, due 10/1/28 (a)	582,313
	StoneMor, Inc.
875,000	8.50%, due 5/15/29 (a)	866,183
		4,219,692
Consumer Cyclical Services 1.8%
	CoreCivic, Inc.
550,000	4.75%, due 10/15/27	452,664
	Photo Holdings Merger Sub, Inc.
620,000	8.50%, due 10/1/26 (a)	679,148
		1,131,812
Consumer Services 2.3%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)	682,500
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22	788,695
		1,471,195
Containers and Packaging 2.8%
	Pactiv LLC
500,000	8.375%, due 4/15/27	574,280
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (a)	698,057
	Trident TPI Holdings, Inc.
500,000	6.625%, due 11/1/25 (a)	511,760
		1,784,097
Diversified Financial Services 1.4%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
850,000	10.50%, due 6/1/24 (a)	912,688

Diversified Manufacturing 0.3%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)	227,748

Electronics 0.2%
	Atkore, Inc.
150,000	4.25%, due 6/1/31 (a)	148,943

Engineering & Construction 1.8%
	New Enterprise Stone
	& Lime Co., Inc.
400,000	6.25%, due 3/15/26 (a)	412,750
	PowerTeam Services LLC
650,000	9.033%, due 12/4/25 (a)	718,676
		1,131,426
Enterprise Software & Services 2.4%
	Helios Software Holdings, Inc. /
	ION Corporate Solutions
	Finance Sarl
875,000	4.625%, due 5/1/28 (a)	854,087
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)	681,636
		1,535,723
Entertainment 0.9%
	Powdr Corp.
550,000	6.00%, due 8/1/25 (a)	580,594

Environmental Control 1.0%
	Tervita Corp.
600,000	11.00%, due 12/1/25 (a)	675,201

Financial Services 1.0%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)	639,860

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Food and Beverage 2.3%
	Dean Foods Co.
$600,000	6.50%, due 3/15/23 (a) (d)	$6,975
	H-Food Holdings LLC /
	Hearthside Finance Co., Inc.
750,000	8.50%, due 6/1/26 (a)	778,673
	Sigma Holdco BV
700,000	7.875%, due 5/15/26 (a)	709,629
		1,495,277
Forest and Paper
Products Manufacturing 0.9%
	Schweitzer-Mauduit
	International, Inc.
550,000	6.875%, due 10/1/26 (a)	579,870

Healthcare – Products 1.1%
	Varex Imaging Corp.
650,000	7.875%, due 10/15/27 (a)	737,298

Healthcare – Services 1.1%
	Hadrian Merger Sub, Inc.
664,000	8.50%, due 5/1/26 (a)	692,154

Home Improvement 0.9%
	Apex Tool Group LLC /
	BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (a)	601,320

Household Products/Warehouse 1.2%
	Kronos Acquisition
	Holdings, Inc. / KIK Custom
	Products, Inc.
775,000	5.00%, due 12/31/26 (a)	788,605

Industrial – Other 2.3%
	Brand Energy & Infrastructure
	Services, Inc.
725,000	8.50%, due 7/15/25 (a)	743,567
	Cleaver-Brooks, Inc.
725,000	7.875%, due 3/1/23 (a)	728,951
		1,472,518
Machinery – Thermal Process 1.0%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)	667,384

Machinery Manufacturing 3.3%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)	506,045
	JPW Industries Holding Corp.
825,000	9.00%, due 10/1/24 (a)	869,933
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (e)	126,000
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (a)	623,607
		2,125,585
Manufactured Goods 2.9%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)	654,880
	Grinding Media Inc. / MC
	Grinding Media Canada, Inc.
465,000	7.375%, due 12/15/23 (a)	476,234
	Park-Ohio Industries, Inc.
710,000	6.625%, due 4/15/27	728,218
		1,859,332
Marine Transportation 1.1%
	Altera Infrastructure LP / Teekay
	Offshore Finance Corp.
750,000	8.50%, due 7/15/23 (a)	684,915

Media 0.5%
	Univision Communications, Inc.
325,000	4.50%, due 5/1/29 (a)	330,086

Media Entertainment 1.9%
	Diamond Sports Group LLC /
	Diamond Sports Finance Co.
620,000	5.375%, due 8/15/26 (a)	459,575
	Getty Images, Inc.
700,000	9.75%, due 3/1/27 (a)	749,661
		1,209,236

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Metals and Mining 3.4%
	Rain CII Carbon LLC /
	CII Carbon Corp.
$650,000	7.25%, due 4/1/25 (a)	$669,650
	SunCoke Energy Partners LP /
	SunCoke Energy Partners
	Finance Corp.
700,000	7.50%, due 6/15/25 (a)	725,375
	TMS International Corp. / DE
750,000	6.25%, due 4/15/29 (a)	780,937
		2,175,962
Midstream 1.3%
	Rockpoint Gas Storage
	Canada Ltd.
800,000	7.00%, due 3/31/23 (a)	809,500

Office Automation & Equipment 1.2%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)	780,990

Oil and Gas Services 3.1%
	Archrock Partners LP /
	Archrock Partners Finance Corp.
425,000	6.875%, due 4/1/27 (a)	451,651
175,000	6.25%, due 4/1/28 (a)	181,857
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)	781,296
	USA Compression Partners LP /
	USA Compression Finance Corp.
315,000	6.875%, due 4/1/26	331,537
250,000	6.875%, due 9/1/27	263,008
		2,009,349
Other Industrial 0.9%
	Modulaire Global Finance Plc
600,000	8.00%, due 2/15/23 (a)	613,725

Packaging 1.0%
	Mauser Packaging Solutions
	Holding Co.
620,000	5.50%, due 4/15/24 (a)	626,470

Paper 1.5%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)	737,209
	Mercer International, Inc.
200,000	5.125%, due 2/1/29 (a)	206,780
		943,989
Pipelines 5.1%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
75,000	8.00%, due 1/15/27	77,156
675,000	7.75%, due 2/1/28	679,057
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
750,000	11.50%, due 2/28/25 (a)	783,750
	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.
700,000	5.50%, due 8/15/22	692,727
335,000	5.75%, due 4/15/25	294,227
	TransMontaigne Partners LP /
	TLP Finance Corp.
750,000	6.125%, due 2/15/26	760,729
		3,287,646
Poultry 1.1%
	Simmons Foods, Inc. / Simmons
	Prepared Foods, Inc. / Simmons
	Pet Food, Inc. / Simmons Feed
700,000	4.625%, due 3/1/29 (a)	710,140

Publishing and Broadcasting 1.0%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)	660,015

Radio 4.3%
	Beasley Mezzanine Holdings LLC
700,000	8.625%, due 2/1/26 (a)	712,873
	Entercom Media Corp.
525,000	6.75%, due 3/31/29 (a)	535,182
	Townsquare Media, Inc.
710,000	6.875%, due 2/1/26 (a)	750,825
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)	742,203
		2,741,083

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2021 (continued)
(Unaudited)

Principal Amount		Value
Real Estate 0.6%
	GEO Group, Inc.
$500,000	5.125%, due 4/1/23	$420,678

REITs – Storage 0.9%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)	569,110

Retail – Leisure Products 1.1%
	Party City Holdings, Inc.
700,000	8.75%, due 2/15/26 (a)	742,000

Retail – Office Supplies 1.8%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)	519,485
600,000	10.75%, due 4/15/27 (a)	615,504
		1,134,989
Retail – Propane Distribution 0.8%
	Ferrellgas LP / Ferrellgas
	Finance Corp.
550,000	5.875%, due 4/1/29 (a)	534,633

Software and Services 0.3%
	Exela Intermediate LLC /
	Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)	206,250

Technology 0.1%
	Granite Merger Sub 2, Inc.
77,000	11.00%, due 7/15/27 (a)	88,006

Tobacco Manufacturing 1.0%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)	632,047

Transportation Services 2.0%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)	769,800
	LBC Tank Terminals Holding
500,000	6.875%, due 5/15/23 (a)	502,208
		1,272,008
Water 1.3%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)	785,640

Wireline Telecommunications Services 1.1%
	Intrado Corp.
700,000	8.50%, due 10/15/25 (a)	696,770
Total Corporate Bonds
(cost $62,057,677)		62,242,347

BANK LOANS 0.3%

Building Materials 0.3%
	Northwest Hardwoods
	Secured Term Loan
232,414	7.50%, due 1/29/26	214,983
Total Bank Loans
(cost $215,124)		214,983

MONEY MARKET FUND 1.2%
750,112	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (b)	750,112
Total Money Market Fund
(cost $750,112)		750,112
Total Investments
(cost $63,159,930)	98.4%	63,344,459
Other Assets less Liabilities	1.6%	1,023,806
TOTAL NET ASSETS	100.0%	$64,368,265

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of May 31, 2021, the value of these investments was $55,356,745 or 86.00% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of May 31, 2021.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.  As of May 31, 2021, the total value of fair valued securities was $263,017 or 0.41% of total net assets.

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2021
(Unaudited)

Assets:
Investments in securities, at value (cost $63,159,930)	$63,344,459
Receivable for fund shares sold	7,131
Interest receivable	1,114,139
Prepaid expenses	23,189
Total assets	64,488,918

Liabilities:
Payable to investment adviser	24,040
Payable for fund shares redeemed	25,170
Administration fees	13,532
Transfer agent fees and expenses	12,256
Fund accounting fees	15,073
Audit fees	10,571
Chief Compliance Officer fee	2,736
Custody fees	650
Shareholder reporting	15,650
Trustees’ fees and expenses	402
Accrued expenses	573
Total liabilities	120,653
Net Assets	$64,368,265

Net Assets Consist of:
Paid-in capital	$64,825,246
Total distributable deficit	(456,981)
Net Assets	$64,368,265

Net Asset Value, Offering Price and Redemption Price Per Share	$10.04

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	6,409,853

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2021
(Unaudited)

Investment Income:
Interest	$2,165,755
Total investment income	2,165,755

Expenses:
Investment advisory fees (Note 4)	169,275
Fund accounting fees (Note 4)	29,227
Administration fees (Note 4)	27,314
Transfer agent fees and expenses (Note 4)	25,142
Audit fees	10,571
Registration fees	9,907
Trustees’ fees and expenses	7,408
Reports to shareholders	5,542
Chief Compliance Officer fee (Note 4)	5,486
Legal fees	3,925
Custody fees (Note 4)	3,662
Miscellaneous	2,123
Insurance	1,292
Interest expense (Note 6)	22
Total expenses	300,896
Less: Fee waiver by adviser (Note 4)	(36,211)
Net expenses	264,685
Net investment income	1,901,070

Realized and Unrealized Gain on Investments:
Net realized gain on investments	375,609
Net change in unrealized appreciation/(depreciation) on investments	1,568,826
Net gain on investments	1,944,435
Net increase in net assets resulting from operations	$3,845,505

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31, 2021	November 30,
	(Unaudited)	2020
Increase/(decrease) in Net Assets From
Operations:
Net investment income	$1,901,070	$3,203,707
Net realized gain/(loss) on investments	375,609	(1,225,677)
Net increase from payment by affiliate and
administrator due to operational error (Note 10)	—	153,625
Net change in unrealized appreciation/(depreciation) on investments	1,568,826	1,857,115
Net increase in net assets resulting from operations	3,845,505	3,988,770

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,903,288)	(3,268,511)
Total dividends and distributions	(1,903,288)	(3,268,511)

Capital Share Transactions:
Proceeds from shares sold	14,811,639	23,959,110
Distributions reinvested	684,130	1,529,050
Payment for shares redeemed	(8,180,010)	(23,184,286)
Net increase in net assets from capital share transactions	7,315,759	2,303,874
Total increase in net assets	9,257,976	3,024,133

Net Assets, Beginning of Period	55,110,289	52,086,156
Net Assets, End of Period	$64,368,265	$55,110,289

Transactions in Shares:
Shares sold	1,483,505	2,617,677
Shares issued on reinvestment of distributions	68,624	166,959
Shares redeemed	(817,879)	(2,527,306)
Net increase in shares outstanding	734,250	257,330

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Financial Highlights

	Six Months
	Ended		Year Ended November 30,
	May 31, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.71		$9.61	$9.67	$10.33	$10.04	$9.67

Income From Investment Operations:
Net investment income	0.30		0.63	0.64	0.60	0.66	0.62
Net realized and unrealized
gain/(loss) on investments	0.33		0.08	(0.06)	(0.66)	0.29	0.38
Total from investment operations	0.63		0.71	0.58	(0.06)	0.95	1.00

Less Distributions:
Distributions from
net investment income	(0.30)		(0.63)	(0.64)	(0.60)	(0.66)	(0.63)
Distributions from net realized gains	—		(0.01)	—	—	—	—
Total distributions	(0.30)		(0.64)	(0.64)	(0.60)	(0.66)	(0.63)
Increase from payment by
affiliate and administrator
due to operational error	—		0.03	—	—	—	—

Net asset value, end of period	$10.04		$9.71	$9.61	$9.67	$10.33	$10.04

Total Return	6.61	%++	8.36%^	6.14%	-0.63%	9.68%	10.70%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$64,368		$55,110	$52,086	$57,278	$60,831	$174,986
Ratio of expenses to average net assets:
Net of fee waivers	0.86	%+	0.86%	0.86%	0.82%	0.73%	0.73%
Before fee waivers	0.98	%+	1.11%	1.03%	0.99%	1.00%	0.92%
Ratio of net investment income
to average net assets:
Net of fee waivers	6.18	%+	6.80%	6.53%	5.95%	5.80%	6.40%
Before fee waivers	6.06	%+	6.55%	6.36%	5.78%	5.53%	6.21%
Portfolio turnover rate	39	%++	51%	63%	48%	27%	27%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

14

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 11 for more information about subsequent events.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2021, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2021.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$137,017	$137,017
Fixed Income
Corporate Bonds	—	62,116,347	126,000	62,242,347
Bank Loans	—	214,983	—	214,983
Total Fixed Income	—	62,331,330	126,000	62,457,330
Money Market Fund	750,112	—	—	750,112
Total Investments	$750,112	$62,331,330	$263,017	$63,344,459

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2020	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	137,017
Balance as of May 31, 2021	$137,017

Investments in Securities, at Value
Corporate Bonds
Balance as of November 30, 2020	$126,000
Accrued discounts/premiums	1,792
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(1,792)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2021	$126,000

18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at May 31, 2021, and still classified as Level 3 was $(1,792).

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and Other Transactions With Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2021, the Fund incurred $169,275 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the six months ended May 31, 2021, the Adviser reduced its fees in the amount of $36,211.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2021, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $7,975 of sub-transfer agent fees during the six months ended May 31, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2021, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $31,431,310 and $23,266,221, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2021.

19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $10,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2021, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $2,429, paid a weighted average interest rate of 3.25%, and incurred interest expense of $22.  The maximum amount outstanding for the Fund during the six months ended May 31, 2021 was $221,000.  At May 31, 2021, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2021 and year ended November 30, 2020 are as follows:

	Six Months Ended	Year Ended
	May 31, 2021	November 30, 2020
Ordinary income	$1,903,288	$3,268,511

As of November 30, 2020, the Fund’s most recently completed fiscal year, the components of capital on a tax basis were as follows:

Cost of investments (a)	$55,797,713
Gross unrealized appreciation	1,545,833
Gross unrealized depreciation	(2,930,130)
Net unrealized depreciation (a)	(1,384,297)
Undistributed ordinary income	57,151
Undistributed long-term capital gains	—
Total distributable earnings	57,151
Other accumulated gains/(losses)	(1,072,052)
Total accumulated earnings/(losses)	$(2,399,198)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

As of November 30, 2020, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
—	$1,072,052

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price

20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2021, International Union UAW Strike Trust, for the benefit of their customers, owned 51.00% of the outstanding shares of the Fund.

21

PIA High Yield Fund
Notes to Financial Statements – May 31, 2021 (continued)
(Unaudited)

Note 10 – Reimbursement for Error
On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the Statement of Changes in Net Assets. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

Note 11 – Subsequent Event
On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction is expected to close at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

22

PIA High Yield Fund
Notice to Shareholders – May 31, 2021
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Port
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

23

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “High Yield Fund” or “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Adviser’s business continuity plan has operated during the recent COVID-19 pandemic.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met  with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board considered that all shareholders of the Fund are advisory clients of the Adviser and that the Fund is used as an investment option to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2020, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as

24

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the High Yield Fund underperformed the peer group median of its Morningstar comparative universe for the one- and three-year periods and outperformed for the five-year period ended June 30, 2020. The Board also reviewed the performance of the High Yield Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-, three-, and five-year periods ended June 30, 2020.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the High Yield Fund, noting that the Fund underperformed the similarly managed composite for the one-, three- and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer Fund and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the Fund.

The Board noted that the Adviser had temporarily agreed, through at least March 29, 2021, to maintain an annual expense ratio for the Fund of 0.86%. The Board noted that the Fund’s total expense ratio was above its peer group median and average and was also above its peer group median and average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board noted that the Fund’s contractual advisory fee was equal to its peer group median and below the average, as well as equal to its peer group median and below the average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the net advisory fee received by the Adviser from the Fund for the year ended June 30, 2020, was below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s separately managed account clients, primarily as a reflection of the nature of the separate account client.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

25

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the High Yield Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the High Yield Fund would be in the best interests of the Fund and its shareholders.

26

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  8/9/21

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  8/9/21

* Print the name and title of each signing officer under his or her signature.